As filed with the Securities and Exchange Commission on November 29, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08685

Rochdale Investment Trust
(Exact name of registrant as specified in charter)

570 Lexington Avenue
New York, New York 10022-6837
(Address of principal executive offices) (Zip code)

Garrett R. D’Alessandro
570 Lexington Avenue
New York, New York 10022-6837
(Name and address of agent for service)

(800) 245-9888
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Rochdale Large Growth Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 99.9%
CONSUMER DISCRETIONARY: 14.5%
2,600	Bed Bath & Beyond Inc. (a)	$163,800
60,000	China Dredging Group Ltd. (Acquired 10/27/2010, Aggregate Cost $300,000) (a)(c)(e)(f)	300,000
1,750	Colgate-Palmolive Co.	187,635
8,800	Comcast Corp. - Class A	314,776
2,900	Costco Wholesale Corp.	290,362
5,800	DIRECTV (a)(b)	304,268
7,000	Lennar Corp. - Class A (b)	243,390
1,520	McDonald's Corp. (b)	139,460
3,200	Starbucks Corp.	162,400
7,000	TJX Companies, Inc./The	313,530
6,000	Walt Disney Co./The (b)	313,680
2,450	Yum! Brands, Inc. (b)	162,533
		2,895,834
CONSUMER STAPLES: 7.5%
3,400	Clorox Co./The	244,970
9,200	Coca-Cola Co./The	348,956
1,900	J.M. Smucker Co./The	164,027
4,800	PepsiCo, Inc.	339,696
4,300	Philip Morris International Inc.	386,742
		1,484,391
ENERGY: 12.8%
3,400	Cameron International Corp. (a)	190,638
2,200	Chevron Corp. (b)	256,432
8,250	Exxon Mobil Corp. (b)	754,462
2,100	National Oilwell Varco, Inc.	168,231
4,600	Noble Corp. (c)	164,588
4,600	Occidental Petroleum Corp.	395,876
6,000	ONEOK Partners, LP	289,860
4,550	Schlumberger Ltd. (c)	329,102
		2,549,189
FINANCIALS: 6.4%
3,500	American Express Credit Co.	199,010
400	BlackRock, Inc. (b)	71,320
3,000	Capital One Financial Corp.	171,030
600	MasterCard Inc.	270,888
3,700	Travelers Companies, Inc./The	252,562
2,300	Visa Inc. (b)	308,844
		1,273,654
HEALTH CARE: 19.4%
5,700	Abbott Laboratories	390,792
4,158	Allergan, Inc.	380,790
3,400	Amgen Inc.	286,688
4,200	Celgene Corp. (a)	320,880
5,000	Covidien Public Limited Co. (c)	297,100
5,000	Gilead Sciences, Inc. (a)(b)	331,650
3,500	Johnson & Johnson (b)	241,185
2,500	Mead Johnson Nutrition Co.	183,200
6,000	Merck & Co., Inc.	270,600
14,500	Pfizer Inc.	360,325
11,000	St. Jude Medical, Inc.	463,430
5,650	Varian Medical Systems, Inc. (a)	340,808
		3,867,448
INDUSTRIALS: 7.4%
3,000	3M Co.	277,260
1,800	Caterpillar Inc.	154,872
1,450	Deere & Co.	119,610
2,700	Parker-Hannifin Corp.	225,666
3,300	Stanley Black & Decker, Inc.	251,625
1,800	Union Pacific Corp.	213,660
3,000	United Technologies Corp.	234,870
		1,477,563
INFORMATION TECHNOLOGY: 28.2%
11,400	Altera Corp.	387,429
1,500	Apple Inc.	1,000,890
5,000	BMC Software, Inc. (a)	207,450
2,500	Citrix Systems, Inc. (a)	191,425
8,000	eBay Inc. (a)	387,280
18,650	EMC Corp. (a)(b)	508,586
500	Google Inc. (a)	377,250
2,580	International Business Machines Corp. (IBM) (b)	535,221
13,900	Oracle Corp.	437,711
550	priceline.com Inc. (a)	340,302
3,419	QUALCOMM Inc.	213,653
11,937	Symantec Corp. (a)	214,866
8,550	Texas Instruments Inc.	235,552
6,400	Trimble Navigation Ltd. (a)	305,024
6,000	Verizon Communications, Inc. (b)	273,420
		5,616,059
MATERIALS: 3.7%
2,800	Airgas, Inc.	230,440
3,700	E. I. du Pont de Nemours and Co. (b)	185,999
3,200	Mosaic Co./The	184,352
1,400	Praxair, Inc. (b)	145,432
		746,223

TOTAL COMMON STOCKS
	(Cost $17,056,736)	19,910,361

SHORT TERM INVESTMENT: 0.1%
MONEY MARKET INVESTMENT: 0.1%
20,725	First American Government Obligations Fund, 0.02% (d)	20,725
TOTAL SHORT TERM INVESTMENT
	(Cost $20,725)	20,725

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 24.5%
MONEY MARKET INVESTMENT: 24.5%
4,876,575	Mount Vernon Securities Lending Trust Prime Portfolio, 0.29% (d)	4,876,575
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $4,876,575)	4,876,575

TOTAL INVESTMENTS
	(Cost $21,954,036), 124.5%	24,807,661
LIABILITIES IN EXCESS OF OTHER ASSETS, (24.5)%		(4,884,952)
TOTAL NET ASSETS, 100.0%		$19,922,709

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2012.
(c)	U.S. Dollar-denominated foreign security.
(d)	7-Day Yield.
(e)	Private Placement.
(f)	Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.51% of net assets.

Rochdale Large Growth Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,595,834	$-	$300,000	$2,895,834
Consumer Staples	1,484,391	-	-	1,484,391
Energy	2,549,189	-	-	2,549,189
Financials	1,273,654	-	-	1,273,654
Health Care	3,867,448	-	-	3,867,448
Industrials	1,477,563	-	-	1,477,563
Information Technology	5,616,059	-	-	5,616,059
Materials	746,223	-	-	746,223
Total Common Stocks	19,610,361	-	300,000	19,910,361

Short Term Investment	20,725	-	-	20,725

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	4,876,575	-	-	4,876,575

Total Investments	$24,507,661	$-	$300,000	$24,807,661

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Balance as of September 30, 2012	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

There were no net unrealized gains or losses relating to Level 3 investments still held at September 30, 2012.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Security Description	September 30, 2012	Techniques	Inputs
China Dredging Group Ltd.	$300,000	Market Valuation	EPS
			Forward Multiples
			Redemption Rights

Rochdale Large Value Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 98.5%
CONSUMER DISCRETIONARY: 21.9%
4,700	Bed Bath & Beyond Inc. (a)	$296,100
60,000	China Dredging Group Ltd. (Acquired 10/27/2010, Aggregate Cost $300,000) (a)(c)(e)(f)	300,000
6,600	Comcast Corp. - Class A	236,082
4,700	Costco Wholesale Corp.	470,588
6,000	CVS Caremark Corp.	290,520
10,800	DIRECTV (a)(b)	566,568
5,400	Johnson Controls, Inc.	147,960
12,700	Lennar Corp. - Class A (b)	441,579
10,000	News Corp.	245,300
5,000	Nordstrom, Inc. (b)	275,900
12,000	Walt Disney Co./The (b)	627,360
6,000	Williams-Sonoma, Inc.	263,820
4,000	Yum! Brands, Inc. (b)	265,360
		4,427,137

CONSUMER STAPLES: 2.2%
6,200	PepsiCo, Inc.	438,774

ENERGY: 11.4%
3,000	Anadarko Petroleum Corp.	209,760
5,200	Baker Hughes Inc.	235,196
5,000	Cameron International Corp. (a)	280,350
4,500	ConocoPhillips	257,310
7,000	Marathon Oil Corp.	206,990
3,000	National Oilwell Varco, Inc.	240,330
5,000	Occidental Petroleum Corp.	430,300
2,250	Phillips 66	104,332
4,500	Schlumberger Ltd. (c)	325,485
		2,290,053

FINANCIALS: 28.4%
4,814	ACE Ltd. (c)	363,938
8,900	American Express Credit Co.	506,054
9,000	Assurant, Inc.	335,700
8,000	BB&T Corp. (b)	265,280
18,000	Citigroup Inc.	588,960
18,000	Fifth Third Bancorp	279,180
11,700	JP Morgan Chase & Co.	473,616
3,650	M&T Bank Corp.	347,334
500	MasterCard Inc.	225,740
13,500	Metlife, Inc.	465,210
4,000	PNC Financial Services Group, Inc./The	252,400
9,100	State Street Corp.	381,836
12,800	SunTrust Banks, Inc. (b)	361,856
5,400	Travelers Companies, Inc./The	368,604
15,000	Wells Fargo & Co.	517,950
		5,733,658

HEALTH CARE: 9.1%
2,200	Allergan, Inc.	201,476
2,700	Celgene Corp. (a)	206,280
3,400	Covidien Public Limited Co. (c)	202,028
3,500	Gilead Sciences, Inc. (a)(b)	232,155
3,000	Mead Johnson Nutrition Co.	219,840
12,000	St. Jude Medical, Inc.	505,560
4,500	Varian Medical Systems, Inc. (a)	271,440
		1,838,779

INDUSTRIALS: 8.5%
4,100	3M Co.	378,922
5,700	Emerson Electric Co.	275,139
20,500	General Electric Co.	465,555
4,700	Thermo Fisher Scientific Inc.	276,501
4,000	United Technologies Corp.	313,160
		1,709,277

INFORMATION TECHNOLOGY: 13.1%
6,060	Agilent Technologies, Inc.	233,007
3,800	Altera Corp.	129,143
250	Apple Inc.	166,815
5,700	Broadcom Corp. - Class A (a)	197,106
15,500	EMC Corp. (a)(b)	422,685
765	Google Inc. (a)	577,193
800	International Business Machines Corp. (IBM)	165,960
6,000	Oracle Corp.	188,940
3,200	QUALCOMM Inc.	199,968
8,000	Verizon Communications, Inc. (b)	364,560
		2,645,377

MATERIALS: 1.2%
2,800	Airgas, Inc.	230,440

UTILITIES: 2.7%
4,500	PG&E Corp. (b)	192,015
13,000	Xcel Energy Inc.	360,230
		552,245

TOTAL COMMON STOCKS
	(Cost $17,844,953)	19,865,740

EXCHANGE TRADED FUND: 1.4%
1,700	SPDR Gold Trust (a)	292,434
TOTAL EXCHANGE TRADED FUND
	(Cost $285,703)	292,434

SHORT TERM INVESTMENT: 0.0%
MONEY MARKET INVESTMENT: 0.0%
940	First American Government Obligations Fund, 0.02% (d)	940
TOTAL SHORT TERM INVESTMENT
	(Cost $940)	940

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 19.3%
MONEY MARKET INVESTMENT: 19.3%
3,896,385	Mount Vernon Securities Lending Trust Prime Portfolio, 0.29% (d)	3,896,385
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $3,896,385)	3,896,385

TOTAL INVESTMENTS
	(Cost $22,027,981), 119.2%	24,055,499
LIABILITIES IN EXCESS OF OTHER ASSETS, (19.2)%		(3,877,074)
TOTAL NET ASSETS, 100.0%		$20,178,425

(a)	Non Income Producing.
(b)	This security or portion of this security is out on loan at September 30, 2012.
(c)	U.S. Dollar-denominated foreign security.
(d)	7-Day Yield.
(e)	Private Placement.
(f)	Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.49% of net assets.

Rochdale Large Value Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,127,137	$-	$300,000	$4,427,137
Consumer Staples	438,774	-	-	438,774
Energy	2,290,053	-	-	2,290,053
Financials	5,733,658	-	-	5,733,658
Health Care	1,838,779	-	-	1,838,779
Industrials	1,709,277	-	-	1,709,277
Information Technology	2,645,377	-	-	2,645,377
Materials	230,440	-	-	230,440
Utilities	552,245	-	-	552,245
Total Common Stocks	19,565,740	-	300,000	19,865,740

Exchange Traded Fund	292,434	-	-	292,434

Short Term Investment	940	-	-	940

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Fund	3,896,385	-	-	3,896,385

Total Investments	$23,755,499	$-	$300,000	$24,055,499

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$300,000
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Purchases	-
Sales	-
Balance as of September 30, 2012	$300,000

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

There were no net unrealized gains or losses relating to Level 3 investments still held at September 30, 2012.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Security Description	September 30, 2012	Techniques	Inputs
China Dredging Group Ltd.	$300,000	Market Valuation	EPS
			Forward Multiples
			Redemption Rights

Rochdale Dividend & Income Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Shares				Value
COMMON STOCKS: 93.8%
CONSUMER DISCRETIONARY: 5.6%
90,000	Mattel, Inc.			$3,193,200
35,200	McDonald's Corp.			3,229,600
69,300	Regal Entertainment Group - Class A			975,051
				7,397,851
CONSUMER STAPLES: 28.0%
14,250	Altria Group, Inc.			475,808
55,000	B & G Foods, Inc. - Class A			1,667,050
15,000	Campbell Soup Co.			522,300
23,400	Clorox Co./The			1,685,970
18,000	Coca-Cola Co./The			682,740
27,800	ConAgra Foods, Inc.			767,002
40,000	Dr Pepper Snapple Group, Inc.			1,781,200
51,800	General Mills, Inc.			2,064,230
7,035	H.J. Heinz & Co.			393,608
30,800	Hershey Co./The			2,183,412
23,152	Imperial Tobacco Group PLC - ADR (a)			1,714,174
2,600	J.M. Smucker Co./The			224,458
52,100	Kellogg Co.			2,691,486
15,500	Kimberly-Clark Corp.			1,329,590
39,582	Kraft Foods, Inc. - Class A			1,636,716
8,000	Lancaster Colony Corp.			586,000
18,430	Lorillard, Inc.			2,146,173
8,000	PepsiCo, Inc.			566,160
39,100	Philip Morris International Inc.			3,516,654
30,169	Procter & Gamble Co./The			2,092,522
10,692	Reynolds American, Inc.			463,391
59,600	Sysco Corp.			1,863,692
22,200	Unilever Plc - ADR (a)			810,744
10,000	Universal Corp.			509,200
114,664	Vector Group Ltd.			1,902,279
37,600	Wal-Mart Stores, Inc.			2,774,880
				37,051,439
ENERGY: 9.1%
4,400	Buckeye Partners LP			211,068
12,683	Chevron Corp.			1,478,331
25,300	Crestwood Midstream Partners LP			602,140
9,000	Dorchester Minerals LP			198,720
15,000	Enbridge Energy Partners LP			441,600
3,700	Energy Transfer Partners LP			157,509
27,092	Enterprise Products Partners LP			1,452,131
22,438	Exxon Mobil Corp.			2,051,955
5,700	Kinder Morgan Energy Partners LP			470,250
11,250	Nustar Energy LP			572,400
22,000	Occidental Petroleum Corp.			1,893,320
2,400	ONEOK Partners, LP			142,800
24,806	Penn West Energy Trust (a)			353,237
15,800	Plains All American Pipeline LP			1,393,560
13,928	TransCanada Corp. (a)			633,724
				12,052,745
FINANCIALS: 2.8%
13,200	Arthur J. Gallagher & Co.			472,824
39,700	Cincinnati Financial Corp.			1,504,233
28,571	FirstMerit Corp.			420,851
25,935	NBT Bancorp, Inc.			572,386
6,067	Travelers Companies, Inc./The			414,133
10,000	U.S. Bancorp			343,000
				3,727,427
HEALTH CARE: 8.7%
31,500	Abbott Laboratories			2,159,640
64,500	Bristol-Myers Squibb Co.			2,176,875
36,900	Eli Lilly & Co.			1,749,429
30,000	GlaxoSmithKline PLC - ADR (a)			1,387,200
33,500	Johnson & Johnson			2,308,485
9,150	Merck & Co., Inc.			412,665
55,300	Pfizer Inc.			1,374,205
				11,568,499
INDUSTRIALS: 3.6%
5,400	3M Co.			499,068
31,000	Eaton Corp.			1,465,060
1,872	Honeywell International, Inc.			111,852
4,074	Landauer, Inc.			243,299
29,500	LyondellBasell Industries AF S.C.A. (a)			1,523,970
32,000	Olin Corp.			695,360
9,170	Weyerhaeuser Co.			239,704
				4,778,313
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 10.0%
63,300	AT&T, Inc.			2,386,410
20,000	CenturyTel, Inc.			808,000
75,900	Consolidated Communications Holdings, Inc.			1,304,721
49,300	Deutsche Telekom AG - ADR (a)			607,869
65,000	Intel Corp.			1,474,200
4,500	International Business Machines Corp. (IBM)			933,525
85,500	Microsoft Corp.			2,546,190
10,000	Paychex, Inc.			332,900
33,367	Verizon Communications, Inc.			1,520,534
136,128	Windstream Corp.			1,376,254
				13,290,603
MATERIALS: 2.8%
36,000	Acadian Timber Corp. (a)			463,229
46,200	E. I. du Pont de Nemours & Co.			2,322,474
15,000	Nucor Corp.			573,900
12,128	Southern Copper Corp.			416,718
				3,776,321
REITS: 10.6%
17,229	Apartment Investment & Management Co. - Class A			447,782
8,914	Camden Property Trust			574,864
72,400	CommonWealth REIT			1,054,144
18,200	Entertainment Properties Trust			808,626
37,946	Health Care Property Investors, Inc.			1,687,838
11,612	Health Care REIT, Inc.			670,593
17,000	Healthcare Realty Trust, Inc.			391,850
17,385	Liberty Property Trust			630,032
35,000	Mack-Cali Realty Corp.			931,000
20,000	National Health Investors, Inc.			1,028,800
16,500	National Retail Properties Inc.			503,250
24,000	Plum Creek Timber Co., Inc.			1,052,160
13,000	Senior Housing Properties Trust			283,140
10,036	Sovran Self Storage, Inc.			580,582
27,984	Tanger Factory Outlet Centers, Inc.			904,723
39,632	Ventas, Inc.			2,467,092
				14,016,476
SHIPPING & TRANSPORTATION: 0.6%
55,000	Chorus Aviation, Inc. (a)			214,271
42,370	Fly Leasing Ltd. - ADR (a)			572,419
				786,690
UTILITIES: 12.0%
28,200	Amerigas Partners LP			1,231,212
15,000	Atmos Energy Corp.			536,850
20,000	Brookfield Infrastructure Partners LP (a)			711,000
4,536	Cleco Corp.			190,421
22,526	Duke Energy Corp.			1,459,685
13,700	Entergy Corp.			949,410
13,752	EQT Corp.			811,368
7,300	Ferrellgas Partners LP			141,620
20,000	FirstEnergy Corp.			882,000
24,010	Hawaiian Electric Industries, Inc.			631,703
5,500	ITC Holdings Corp.			415,690
13,286	National Fuel Gas Co.			717,976
22,100	National Grid PLC - ADR (a)			1,223,456
20,000	NiSource Inc.			509,600
31,992	Northeast Utilities			1,223,054
8,396	Northwest Natural Gas Co.			413,419
4,000	OGE Energy Corp.			221,840
4,185	Pinnacle West Capital Corp.			220,968
12,000	Portland General Electric Co.			324,480
20,000	PPL Corp.			581,000
4,753	Spectra Energy Corp.			139,548
11,200	Suburban Propane Partners LP			463,232
11,000	UIL Holdings Corp.			394,460
19,318	United Utilities Group Plc - ADR (a)			449,144
27,500	Wisconsin Energy Corp.			1,035,925
				15,879,061
TOTAL COMMON STOCKS
	(Cost $98,935,121)			124,325,425

PREFERRED STOCKS: 1.4%
INFORMATION TECHNOLOGY & TELECOMMUNICATION SERVICES: 0.4%
10,000	Qwest Corp.			266,000
10,000	Qwest Corp.			268,800
				534,800
REITS: 1.0%
10,000	CommonWealth REIT			260,600
10,000	First Potomac Realty Trust			258,300
10,000	National Retail Properties Inc. Series D			262,300
10,000	Public Storage			265,400
10,000	Public Storage Series Q			277,500
				1,324,100
TOTAL PREFERRED STOCKS
	(Cost $1,750,000)			1,858,900

Principal Amount		Coupon Rate	Maturity Date
ASSET BACKED SECURITY: 0.8%
$1,027,941	BT SPE, LLC (Acquired 07/06/2011, Cost $1,027,941) (c)(d)	9.250%	06/06/2016	1,027,550
TOTAL ASSET BACKED SECURITY
	(Cost $1,027,941)			1,027,550

Shares
SHORT TERM INVESTMENT: 4.0%
MONEY MARKET INVESTMENT: 4.0%
5,284,256	First American Government Obligations Fund, 0.02% (b)			5,284,256
TOTAL SHORT TERM INVESTMENT
	(Cost $5,284,256)			5,284,256

TOTAL INVESTMENTS
	(Cost $106,997,318), 100.0%			132,496,131
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.0%				38,558
TOTAL NET ASSETS, 100.0%				$132,534,689

(a) Foreign Security.
(b) 7-Day Yield.
(c) Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 0.78% of net assets.
(d) Private Placement.
ADR American Depository Receipt.

Rochdale Dividend & Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$7,397,851	$-	$-	$7,397,851
Consumer Staples	37,051,439	-	-	37,051,439
Energy	12,052,745	-	-	12,052,745
Financials	3,727,427	-	-	3,727,427
Health Care	11,568,499	-	-	11,568,499
Industrials	4,778,313	-	-	4,778,313
Information Technology & Telecommunication Services	13,290,603	-	-	13,290,603
Materials	3,776,321	-	-	3,776,321
REITs	14,016,476	-	-	14,016,476
Shipping & Transportation	786,690	-	-	786,690
Utilities	15,879,061	-	-	15,879,061
Total Common Stocks	124,325,425	-	-	124,325,425

Preferred Stocks
Information Technology & Telecommunication Services	534,800	-	-	534,800
REITs	1,324,100	-	-	1,324,100
Total Preferred Stocks	1,858,900	-	-	1,858,900

Asset Backed Security	-	-	1,027,550	1,027,550

Short Term Investment	5,284,256	-	-	5,284,256

Total Investments	$131,468,581	$-	$1,027,550	$132,496,131

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$1,565,866
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(391)
Purchases	-
Sales	(537,925)
Balance as of September 30, 2012	$1,027,550

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Net unrealized losses relating to Level 3 investments still held at September 30, 2012 amounted to $391.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Security Description	September 30, 2012	Techniques	Inputs
BT SPE, LLC	$1,027,550	Market Comparable	Cumulated Collections
			Cumulated Defaults
			Annualized Default Rate
			Cumulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Intermediate Fixed Income Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value
CORPORATE BONDS: 74.7%
CONSUMER DISCRETIONARY: 6.1%
$700,000	American Axle & Manufacturing, Inc., Callable 03/01/2013 (b)	7.875%		03/01/2017	$729,750
250,000	Autozone Inc., Callable 01/15/2022	3.700%		04/15/2022	263,533
700,000	Avon Products, Inc.	5.625%		03/01/2014	735,019
250,000	Avon Products, Inc. (b)	6.500%		03/01/2019	277,610
300,000	Best Buy Co., Inc. (b)	3.750%		03/15/2016	287,219
250,000	Best Buy Co., Inc.	7.000%		07/15/2013	257,401
224,000	Cox Communications Inc.	6.850%		01/15/2018	266,532
231,000	Cox Communications Inc.	7.250%		11/15/2015	266,792
250,000	Expedia, Inc.	5.950%		08/15/2020	275,744
495,000	Gap, Inc./The, Callable 01/12/2021	5.950%		04/12/2021	551,390
250,000	Hasbro Inc.	6.125%		05/15/2014	270,324
412,000	Netflix, Inc., Callable 11/15/2013 (b)	8.500%		11/15/2017	438,780
250,000	Royal Caribbean Cruises (c)	6.875%		12/01/2013	263,125
1,000,000	Scripps Networks Interactive, Inc.	2.700%		12/15/2016	1,048,156
500,000	Toys 'R' Us, Inc.	7.375%		10/15/2018	448,750
21,000	Toys 'R' Us Property Company II, LLC, Callable 12/01/2013	8.500%		12/01/2017	22,628
500,000	Tupperware Brands Corp., Callable 03/01/2021	4.750%		06/01/2021	533,346
400,000	WPP Finance (UK) Corp. (c)	5.875%		06/15/2014	428,624
					7,364,723
CONSUMER STAPLES: 4.4%
323,000	B & G Foods, Inc., Callable 01/15/2014	7.625%		01/15/2018	348,840
500,000	Bunge Limited Finance Corp.	5.100%		07/15/2015	537,127
257,000	Bunge Limited Finance Corp.	5.875%		05/15/2013	265,118
105,000	Bunge Limited Finance Corp.	8.500%		06/15/2019	133,036
250,000	Campbell Soup Co.	8.875%		05/01/2021	366,840
250,000	Kellogg Co.	3.125%		05/17/2022	263,132
500,000	Lorillard Tobacco Co.	8.125%		06/23/2019	644,797
250,000	PepsiAmericas Inc.	4.875%		01/15/2015	274,331
100,000	Reynolds American, Inc.	6.750%		06/15/2017	121,043
252,000	Reynolds American, Inc.	7.250%		06/01/2013	262,451
290,000	Reynolds American, Inc.	7.625%		06/01/2016	349,444
500,000	Safeway Inc. (b)	3.950%		08/15/2020	486,873
475,000	Safeway Inc. (b)	5.000%		08/15/2019	494,937
750,000	WM Wrigley Jr Co.	4.650%		07/15/2015	800,204
					5,348,173
ENERGY: 9.9%
250,000	Alpha Appalachia Holdings, Inc. (b)	3.250%		08/01/2015	230,625
477,000	Amerigas Partners LP, Callable 05/20/2016	6.500%		05/20/2021	500,850
84,000	Boardwalk Pipelines LLC	5.200%		06/01/2018	90,994
221,000	Boardwalk Pipelines LLC	5.500%		02/01/2017	243,616
175,000	Boardwalk Pipelines LLC	5.750%		09/15/2019	192,222
146,000	Boardwalk Pipelines LLC	5.875%		11/15/2016	164,779
400,000	Buckeye Partners LP	4.625%		07/15/2013	408,134
155,000	Buckeye Partners LP	6.050%		01/15/2018	173,810
385,000	Chesapeake Energy Corp. (b)	9.500%		02/15/2015	423,981
189,000	Copano Energy LLC/ Copano Energy Financial Co., Callable 06/01/2013	7.750%		06/01/2018	198,450
120,000	DCP Midstream Operating, LP	3.250%		10/01/2015	123,252
250,000	Ecopetrol S.A. (c)	7.625%		07/23/2019	320,000
20,000	Enbridge Energy Partners	5.350%		12/15/2014	21,854
191,000	Enbridge Energy Partners	5.875%		12/15/2016	223,932
426,000	Energy Transfer Partners LP	6.125%		02/15/2017	489,263
189,000	Energy Transfer Partners LP	9.000%		04/15/2019	243,649
330,000	Energy Transfer Partners LP	9.700%		03/15/2019	436,063
200,000	FMC Technologies, Inc., Callable 07/01/2022	3.450%		10/01/2022	203,035
284,000	Kinder Morgan Energy Partners LP	5.625%		02/15/2015	312,195
100,000	National Oilwell Varco, Inc. Callable 08/15/2013	6.125%		08/15/2015	101,364
200,000	Nustar Logistics LP	4.800%		09/01/2020	194,515
250,000	Nustar Logistics LP	7.900%		04/15/2018	283,476
570,000	Nustar Pipeline Operations (b)	5.875%		06/01/2013	583,930
350,000	ONEOK Partners, LP, Callable 11/01/2021	4.250%		02/01/2022	379,804
396,000	Panhandle Eastern Pipeline	7.000%		06/15/2018	492,197
250,000	Petrobras International Finance Co. (b)(c)	5.750%		01/20/2020	284,950
205,000	Plains All American Pipeline LP	5.875%		08/15/2016	232,431
200,000	Rowan Companies Inc., Callable 03/01/2022	4.875%		06/01/2022	214,631
991,000	Sabine Pass LNG, LP	7.250%		11/30/2013	1,055,415
100,000	Sabine Pass LNG, LP	7.500%		11/30/2016	108,000
240,000	Spectra Energy Capital, LLC	5.500%		03/01/2014	254,081
745,000	Spectra Energy Capital, LLC	6.750%		07/15/2018	880,904
537,000	Targa Resources Partners, Callable 07/01/2013	8.250%		07/01/2016	559,823
500,000	Transocean Inc. (c)	6.000%		03/15/2018	583,866
494,000	Transocean Inc. (c)	7.375%		04/15/2018	590,574
200,000	Williams Partners LP, Callable 05/15/2022	3.350%		08/15/2022	204,440
					12,005,105
FINANCIALS: 17.1%
250,000	American Express Credit Co.	7.300%		08/20/2013	264,878
250,000	Axis Specialty Finance	5.875%		06/01/2020	281,761
42,000	Bank of America Corp.	5.420%		03/15/2017	45,400
250,000	Bank of America Corp.	10.200%		07/15/2015	290,716
468,000	Bear Stearns Co. LLC	5.550%		01/22/2017	532,177
1,076,000	CNA Financial Corp.	6.950%		01/15/2018	1,247,271
313,000	Countrywide Financial Corp., Callable 11/26/2012	6.000%		08/26/2020	310,264
1,000,000	Dresdner Bank - New York (b)(c)	7.250%		09/15/2015	1,058,776
675,000	General Electric Capital Corp., Callable 12/15/2012	5.250%		01/15/2016	674,626
169,000	General Electric Capital Corp., Callable 02/15/2013 (b)	5.250%		02/15/2016	168,324
189,000	General Electric Capital Corp., Callable 02/15/2013	5.375%		02/15/2016	188,993
289,000	General Electric Capital Corp., Callable 01/15/2013	5.450%		01/15/2016	290,415
300,000	General Electric Capital Corp.	5.625%		09/15/2017	353,299
283,000	General Electric Capital Corp., Callable 12/15/2012	5.625%		12/15/2017	283,159
250,000	Goldman Sachs Group, Inc.	5.350%		01/15/2016	276,210
700,000	Goldman Sachs Group, Inc.	5.625%		01/15/2017	771,474
500,000	Goldman Sachs Group, Inc.	6.000%		06/15/2020	576,520
550,000	Goldman Sachs Group, Inc.	6.250%		09/01/2017	644,694
305,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., Callable 01/15/2013	7.750%		01/15/2016	317,963
250,000	International Lease Finance Corp.	6.100%		04/15/2014	254,879
473,000	International Lease Finance Corp.	6.375%		03/25/2013	482,460
600,000	Janus Capital Group Inc. (b)	6.700%		06/15/2017	679,089
350,000	Jefferies Group Inc.	5.875%		06/08/2014	372,750
150,000	JPMorgan Chase & Co., Callable 12/15/2012	5.300%		05/15/2018	150,017
400,000	Lehman Brothers Holdings, Inc. (d)(f)	7.000%		09/28/2037	102,000
950,000	Merrill Lynch & Co. Inc.	5.700%		05/02/2017	1,039,315
800,000	Moody's Corp. (b)	5.500%		09/01/2020	884,262
1,206,000	Morgan Stanley (b)	4.750%		04/01/2014	1,248,439
210,000	Morgan Stanley	5.375%		10/15/2015	226,202
1,348,000	Morgan Stanley, Callable 11/26/2012	5.375%	(a)	05/26/2025	1,318,076
100,000	Morgan Stanley	5.450%		01/09/2017	109,060
750,000	Morgan Stanley	6.000%		05/13/2014	794,972
600,000	Morgan Stanley	6.000%		04/28/2015	650,249
190,000	NASDAQ OMX Group, Inc./The	5.550%		01/15/2020	204,409
200,000	Principal Financial Group, Inc.	3.300%		09/15/2022	202,251
40,000	Progressive Corp.	7.000%		10/01/2013	42,399
250,000	Protective Life Corp.	6.400%		01/15/2018	284,524
250,000	Salomon Smith Barney Holdings, Inc.	7.300%		08/01/2013	261,090
355,000	Silicon Valley Bank	6.050%		06/01/2017	396,644
802,000	SLM Corp., Callable 12/15/2012	5.000%		06/15/2018	803,254
175,000	UBS AG (c)	7.375%		07/15/2015	193,764
388,000	UBS AG (c)	7.375%		06/15/2017	450,565
250,000	Wells Fargo & Co.	2.100%		05/08/2017	258,646
235,000	Wells Fargo & Co.	2.625%		12/15/2016	248,654
100,000	Wells Fargo Bank NA	5.750%		05/16/2016	114,452
315,000	Wilmington Trust Corp.	8.500%		04/02/2018	380,669
					20,730,011
HEALTH CARE: 0.6%
250,000	Boston Scientific Corp.	4.500%		01/15/2015	267,305
500,000	Watson Pharmaceuticals, Inc., Callable 07/01/2022	3.250%		10/01/2022	506,404
					773,709
INDUSTRIALS: 4.8%
405,000	Avery Dennison Corp.	5.375%		04/15/2020	431,764
250,000	Caterpillar Inc.	7.000%		12/15/2013	269,636
388,000	CNH America LLC (b)	7.250%		01/15/2016	435,530
125,000	Eaton Corp.	8.875%		06/15/2019	169,471
465,000	Embraer Overseas Ltd. (b)(c)	6.375%		01/24/2017	525,450
250,000	IDEX Corp., Callable 09/15/2021	4.200%		12/15/2021	261,446
250,000	Ingersoll - Rand Global Holding Co. (c)	9.500%		04/15/2014	281,471
500,000	Joy Global Inc.	6.000%		11/15/2016	576,249
250,000	Lennox International Inc.	4.900%		05/15/2017	270,306
148,000	Manitowoc Co. Inc./The, Callable 02/15/2014 (b)	9.500%		02/15/2018	165,760
620,000	Owens Corning Inc.	6.500%		12/01/2016	696,208
500,000	Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 09/24/2012, Cost $499,260) (i)(j)	2.500%		03/15/2016	499,869
250,000	Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 09/24/2012, Cost $249,570) (i)(j)	3.375%		03/15/2018	250,162
200,000	Penske Truck Leasing Co. LP / PTL Finance Corp. (Acquired 07/10/2012, Cost $198,752) (i)(j)	4.875%		07/11/2022	199,648
250,000	Republic Services, Inc., Callable 03/01/2022	3.550%		06/01/2022	262,801
250,000	Worthington Industries	6.500%		04/15/2020	278,326
200,000	Xylem Inc.	3.550%		09/20/2016	213,711
					5,787,808
INFORMATION TECHNOLOGY: 4.4%
256,000	Advanced Micro Devices, Inc.	6.000%		05/01/2015	260,160
1,000,000	Advanced Micro Devices, Inc., Callable 12/15/2013 (b)	8.125%		12/15/2017	1,052,580
400,000	Arrow Electronics Inc.	6.875%		06/01/2018	467,374
128,000	Avnet Inc.	6.625%		09/15/2016	145,507
130,000	Brocade Communications Systems, Inc., Callable 01/15/2013	6.625%		01/15/2018	134,875
225,000	Cardtronics, Inc., Callable 09/01/2014	8.250%		09/01/2018	250,875
1,316,000	Computer Sciences Corp. (b)	5.000%		02/15/2013	1,337,535
129,000	Corning Inc.	6.200%		03/15/2016	145,767
250,000	Fiserv, Inc., Callable 07/01/2022	3.500%		10/01/2022	250,887
200,000	KLA-Tencor Corp.	6.900%		05/01/2018	241,356
258,000	Linear Technology Corp., Callable 05/01/2014	3.000%		05/01/2027	267,191
950,000	Nokia OYJ (b)(c)	5.375%		05/15/2019	795,625
					5,349,732
MATERIALS: 7.5%
200,000	Alcoa Inc.	5.720%		02/23/2019	214,704
700,000	Alcoa Inc. (b)	6.750%		07/15/2018	808,538
675,000	AngloGold Ashanti Holdings PLC (b)(c)	5.375%		04/15/2020	708,750
250,000	Arcelormittal (c)	5.375%		06/01/2013	256,384
800,000	Arcelormittal (b)(c)	6.125%		06/01/2018	794,760
400,000	Arcelormittal (b)(c)	9.500%		02/15/2015	440,000
200,000	Arcelormittal (c)	10.350%		06/01/2019	230,376
300,000	Cabot Corp. (b)	5.000%		10/01/2016	336,693
500,000	International Paper Co. (b)	5.500%		01/15/2014	525,184
100,000	Rio Tinto Finance USA Ltd. (c)	8.950%		05/01/2014	112,650
150,000	RPM International Inc.	6.125%		10/15/2019	173,781
380,000	Southern Copper Corp. (b)	6.375%		07/27/2015	428,556
100,000	Vale Inco Ltd. (c)	5.700%		10/15/2015	109,881
350,000	Vale Overseas Ltd. (c)	5.625%		09/15/2019	393,756
1,000,000	Vulcan Materials	6.400%		11/30/2017	1,082,500
1,010,000	Xstrata Canada Corp. (c)	5.500%		06/15/2017	1,128,701
1,192,000	Xstrata Canada Corp. (c)	6.000%		10/15/2015	1,327,617
					9,072,831
REITS: 6.6%
500,000	BioMed Realty, LP, Callable 03/15/2016	3.850%		04/15/2016	525,944
46,000	CommonWealth REIT, Callable 08/15/2014	6.400%		02/15/2015	49,155
300,000	CommonWealth REIT, Callable 07/15/2017	6.650%		01/15/2018	333,380
250,000	HCP, Inc.	5.650%		12/15/2013	263,859
215,000	HCP, Inc.	6.000%		03/01/2015	235,899
350,000	HCP, Inc.	6.000%		01/30/2017	402,823
462,000	HCP, Inc.	6.300%		09/15/2016	529,283
268,000	Health Care REIT, Inc.	5.875%		05/15/2015	297,328
695,000	Healthcare Realty Trust, Inc.	5.125%		04/01/2014	731,141
250,000	Healthcare Realty Trust, Inc.	6.500%		01/17/2017	284,919
177,000	Liberty Property LP	7.500%		01/15/2018	214,096
350,000	National Retail Properties, Inc., Callable 07/15/2022	3.800%		10/15/2022	356,948
300,000	National Retail Properties, Inc.	6.875%		10/15/2017	358,387
250,000	Nationwide Health Properties, Inc.	6.250%		02/01/2013	254,588
271,000	ProLogis	7.375%		10/30/2019	329,905
129,000	Realty Income Corp.	5.950%		09/15/2016	145,059
500,000	Senior Housing Properties Trust, Callable 10/15/2015	4.300%		01/15/2016	515,228
500,000	Senior Housing Properties Trust, Callable 06/15/2021	6.750%		12/15/2021	562,686
408,000	Simon Property Group LP, Callable 09/02/2015	5.750%		12/01/2015	461,530
600,000	Simon Property Group LP, Callable 02/01/2016	6.100%		05/01/2016	692,191
115,000	Tanger Properties LP	6.150%		11/15/2015	129,690
250,000	Washington Real Estate Investment Trust, Callable 07/15/2022	3.950%		10/15/2022	253,302
					7,927,341
SHIPPING & TRANSPORTATION: 1.5%
675,290	FedEx Corp.	7.020%		01/15/2016	731,001
170,000	GATX Corp.	6.000%		02/15/2018	190,075
200,000	GATX Corp.	8.750%		05/15/2014	223,687
279,000	Ship Finance International Ltd., Callable 12/15/2012 (c)	8.500%		12/15/2013	279,000
400,000	Union Pacific Corp.	4.875%		01/15/2015	437,204
					1,860,967
TELECOMMUNICATION SERVICES: 4.3%
186,000	America Movil, SAB De CV (c)	5.750%		01/15/2015	205,857
200,000	Comcast Corp.	3.125%		07/15/2022	207,485
100,000	Qwest Corp.	6.500%		06/01/2017	117,434
500,000	Telecom Italia Capital (c)	4.950%		09/30/2014	516,250
300,000	Telecom Italia Capital (c)	5.250%		11/15/2013	309,375
700,000	Telecom Italia Capital (b)(c)	5.250%		10/01/2015	736,750
600,000	Telecom Italia Capital (b)(c)	6.999%		06/04/2018	661,500
100,000	Telecom Italia Capital (b)(c)	7.175%		06/18/2019	110,250
400,000	Telefonica Emisiones S.A.U. (b)(c)	3.729%		04/27/2015	398,000
500,000	Telefonica Emisiones S.A.U. (c)	3.992%		02/16/2016	497,500
335,000	Telefonica Emisiones S.A.U. (c)	4.949%		01/15/2015	342,956
300,000	Telefonica Emisiones S.A.U. (c)	5.134%		04/27/2020	294,375
286,000	Telefonica Emisiones S.A.U. (c)	6.221%		07/03/2017	298,870
200,000	Telefonica Emisiones S.A.U. (b)(c)	6.421%		06/20/2016	211,250
250,000	Verizon New England Inc.	4.750%		10/01/2013	260,297
					5,168,149
UTILITIES: 7.5%
61,000	AES Gener S.A. (c)	7.500%		03/25/2014	65,870
310,000	American Water Capital Corp.	6.085%		10/15/2017	370,150
44,000	Arizona Public Service Co.	6.250%		08/01/2016	51,760
128,000	British Transco Finance, Inc. (c)	6.625%		06/01/2018	155,992
10,000	Cleveland Electric Illuminating Co./The	5.700%		04/01/2017	11,301
10,000	Cleveland Electric Illuminating Co./The	7.880%		11/01/2017	12,598
250,000	Commonwealth Edison	4.700%		04/15/2015	272,699
263,000	Enersis SA (c)	7.375%		01/15/2014	280,498
39,000	Entergy Mississippi, Inc.	4.950%		06/01/2018	39,022
540,000	Entergy Mississippi, Inc.	6.640%		07/01/2019	654,150
250,000	Entergy New Orleans, Inc.	5.250%		08/01/2013	257,590
190,000	Entergy Texas, Inc.	7.125%		02/01/2019	233,784
265,000	Jersey Central Power & Light	5.625%		05/01/2016	306,326
500,000	National Fuel Gas Co., Callable 09/01/2021	4.900%		12/01/2021	543,725
270,000	National Grid PLC (c)	6.300%		08/01/2016	314,064
300,000	National Rural Utilities	6.550%		11/01/2018	376,535
266,000	Nisource Finance Corp.	5.400%		07/15/2014	285,158
163,000	Nisource Finance Corp.	7.860%		03/27/2017	190,248
440,000	Northern Indiana Public Services	7.590%		06/12/2017	523,084
236,000	Ohio Edison	5.450%		05/01/2015	259,117
217,000	Ohio Edison	6.400%		07/15/2016	257,175
500,000	Pacificorp	5.450%		09/15/2013	522,246
15,000	Pennsylvania Electric Co.	6.625%		04/01/2019	17,572
105,000	PPL Energy Supply, LLC (b)	6.200%		05/15/2016	118,693
250,000	Puget Energy, Inc., (Acquired 06/12/2012, Cost $249,983), Callable 04/15/2022 (i)(j)	5.625%		07/15/2022	265,000
500,000	Puget Energy, Inc. (b)	6.000%		09/01/2021	559,210
57,000	Puget Sound Energy, Inc.	6.740%		06/15/2018	70,045
500,000	Southwestern Electric Power, Callable 11/15/2021	3.550%		02/15/2022	522,840
581,000	Southwestern Electric Power	5.875%		03/01/2018	677,667
250,000	Southwestern Public Service	8.750%		12/01/2018	343,821
480,000	TransAlta Corp. (c)	5.750%		12/15/2013	502,159
10,000	Xcel Energy Inc.	5.613%		04/01/2017	11,756
					9,071,855
TOTAL CORPORATE BONDS
	(Cost $85,903,006)				90,460,404

ASSET BACKED SECURITY: 1.7%
2,055,882	BT SPE, LLC (Acquired 07/06/2011, Cost $2,055,882) (g)(j)	9.250%		06/06/2016	2,055,101
TOTAL ASSET BACKED SECURITY
	(Cost $2,055,882)				2,055,101

U.S. GOVERNMENT AGENCY OBLIGATIONS: 9.9%
Federal Home Loan Bank - 2.6%
110,000	Callable 01/15/2013	3.070%		10/15/2027	110,098
2,000,000	Callable 01/04/2013	3.400%		10/04/2032	2,004,890
800,000	Callable 01/28/2013	4.200%		01/28/2020	809,240
225,000	Callable 08/20/2013	5.500%		08/20/2018	235,102
					3,159,330
Federal Home Loan Mortgage Corporation - 7.3%
1,000,000	Callable 02/27/2013	3.750%		02/27/2032	1,006,930
4,750,000	Callable 02/27/2013	3.800%		02/27/2032	4,784,305
2,000,000	Callable 02/27/2013	3.800%		02/27/2032	2,014,102
1,000,000	Callable 03/22/2013	3.800%		03/22/2032	1,008,677
52,339		5.500%		05/01/2037	57,087
					8,871,101
Federal Home Loan Mortgage Corporation Mortgage Backed Securities: 0.0%
488	Series R006, Class AK	5.750%		12/15/2018	488
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
	(Cost $11,917,755)				12,030,919

FOREIGN GOVERNMENT NOTES/BONDS: 0.3%
100,000	Province of Newfoundland Canada (c)	7.320%		10/13/2023	144,022
100,000	Province of Quebec Canada (c)	7.380%		04/09/2026	147,430
150,000	Region of Lombardy Italy (c)	5.804%		10/25/2032	116,535
TOTAL FOREIGN GOVERNMENT NOTES/BONDS
	(Cost $389,623)				407,987

Shares					Value
PREFERRED STOCKS: 7.4%
CLOSED-END: 0.2%
10	Advent Claymore Convertable Security (h)	1.431%	(a)		250,000
CONSUMER DISCRETIONARY: 0.5%
20,000	Stanley Black & Decker, Inc., Callable 07/25/2017	5.750%			527,400
FINANCIALS: 2.0%
10,000	BB&T Corp. Series E, Callable 08/01/2017 (b)	5.625%			255,700
20,000	Charles Schwab Corp./The, Callable 09/01/2017 (b)	6.000%			522,800
30,000	HSBC Holdings PLC, Callable 12/15/2015 (c)	8.000%			847,500
20,000	JPMorgan Chase & Co. Series O, Callable 09/01/2017	5.500%			498,000
10,000	Wells Fargo & Co., Callable 09/15/2017	5.200%			252,000
					2,376,000
REITS: 2.3%
10,000	Digital Realty Trust, Inc. Series F, Callable 04/05/2017	6.625%			263,500
10,000	Kimco Realty Corp. Series J, Callable 07/25/2017	5.500%			248,200
20,000	National Retail Properties, Inc. Series D, Callable 02/23/2017	6.625%			524,600
20,000	Realty Income Corp. Series F, Callable 02/15/2017	6.625%			532,400
29,400	Senior Housing Properties Trust, Callable 08/01/2017 (b)	5.625%			725,298
20,000	Vornado Realty Trust Series K, Callable 07/18/2017 (b)	5.700%			501,000
					2,794,998
TELECOMMUNICATION SERVICES: 1.1%
20,000	Qwest Corp., Callable 06/01/2016 (b)	7.375%			537,600
20,000	Qwest Corp., Callable 09/15/2016	7.500%			537,600
10,000	United States Cellular Corp., Callable 05/15/2016	6.950%			273,700
					1,348,900
UTILITIES: 1.3%
20,000	DTE Energy Co., Callable 12/01/2016	6.500%			560,400
10,000	Entergy Louisiana, LLC, Callable 07/01/2017	5.250%			266,600
10,000	NextEra Energy Capital Holdings, Inc. Callable 06/15/2017	5.625%			263,000
20,000	SCE Trust I, Callable 06/15/2017	5.625%			521,600
					1,611,600
TOTAL PREFERRED STOCKS
	(Cost $8,463,999)				8,908,898

Principal Amount
SHORT TERM INVESTMENTS: 7.6%
CORPORATE BONDS: 3.1%
$100,000	American Express Bank, FSB	5.500%		04/16/2013	102,725
300,000	Avon Products, Inc.	4.800%		03/01/2013	303,925
392,000	Goldman Sachs Group, Inc.	5.250%		04/01/2013	400,857
500,000	Merrill Lynch & Co. Inc.	5.450%		02/05/2013	507,640
1,229,000	Morgan Stanley	5.300%		03/01/2013	1,250,635
404,000	Newell Rubbermaid Inc.	5.500%		04/15/2013	413,667
105,000	NSTAR Electric Co.	4.875%		10/15/2012	105,156
100,000	Telefonica Emisiones S.A.U. (c)	5.855%		02/04/2013	101,250
350,000	Tyco Electronics Group S.A. (c)	6.000%		10/01/2012	350,000
200,000	Waste Management, Inc.	6.375%		11/15/2012	201,348
					3,737,203

MONEY MARKET INVESTMENT: 4.5%
5,422,795	First American Government Obligations Fund, 0.02% (e)				5,422,795

TOTAL SHORT TERM INVESTMENTS
	(Cost $9,148,964)				9,159,998

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING: 12.1%
MONEY MARKET INVESTMENT: 12.1%
14,637,797	Mount Vernon Securities Lending Trust Prime Portfolio, 0.29% (e)				14,637,797
TOTAL INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING
	(Cost $14,637,797)				14,637,797

TOTAL INVESTMENTS
	(Cost $132,517,026), 113.7%				137,661,104
LIABILITIES IN EXCESS OF OTHER ASSETS, (13.7)%					(16,617,419)
TOTAL NET ASSETS, 100.0%					$121,043,685

(a) Variable Rate.
(b) This security or portion of this security is out on loan at September 30, 2012.
(c) U.S. Dollar-denominated foreign security.
(d) Defaulted security that is comprised of of 0.08% of net assets.
(e) 7-Day Yield.
(f) Non Income Producing.
(g) Illiquid restricted security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 1.70% of net assets.
(h) Illiquid security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that is comprised of 0.21% of net assets.
(i) Liquid restricted security that is comprised of 1.00% of net assets.
(j) Private placement.

Rochdale Intermediate Fixed Income Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total

Preferred Stocks
Closed-End	$-	$-	$250,000	$250,000
Consumer Discretionary	527,400	-	-	527,400
Financials	2,376,000	-	-	2,376,000
REITs	2,794,998	-	-	2,794,998
Telecommunication Services	1,348,900	-	-	1,348,900
Utilities	1,611,600	-	-	1,611,600
Total Preferred Stocks	8,658,898	-	250,000	8,908,898

Fixed Income
Corporate Bonds	-	90,460,404	-	90,460,404
Asset Backed Security	-	-	2,055,101	2,055,101
U.S. Government Agency Obligations	-	12,030,919	-	12,030,919
Foreign Government Notes/Bonds	-	407,987	-	407,987
Total Fixed Income	-	102,899,310	2,055,101	104,954,411

Short Term Investments	5,422,795	3,737,203	-	9,159,998

Investments Purchased With Cash Proceeds From Securities Lending
Money Market Investment	14,637,797	-	-	14,637,797

Total Investments	$28,719,490	$106,636,513	$2,305,101	$137,661,104

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$3,381,731
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(781)
Purchases	-
Sales	(1,075,849)
Balance as of September 30, 2012	$2,305,101

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

Net unrealized losses relating to Level 3 investments still held at September 30, 2012 amounted to $781.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Security Description	September 30, 2012	Techniques	Inputs
Advent Claymore Convertable Security	$250,000	Market Quotations	Monthly Broker Quotes

BT SPE, LLC	2,055,101	Market Comparable	Cumulated Collections
			Cumulated Defaults
			Annualized Default Rate
			Cumulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Fixed Income Opportunities Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Principal Amount		Coupon Rate		Maturity Date	Value
CORPORATE BONDS: 62.6%
AEROSPACE/DEFENSE: 0.7%
$300,000	Altegrity Inc. (Acquired 09/29/2010 and 02/08/2011, Cost $98,573 and $212,218, respectively), Callable 05/01/2013 (c)(e)(f)(g)	11.750%		05/01/2016	$249,000
950,000	B/E Aerospace, Inc., Callable 04/01/2017	5.250%		04/01/2022	988,000
250,000	Mantech International Corp., Callable 04/15/2014	7.250%		04/15/2018	263,750
300,000	Sequa Corp. (Acquired 10/26/2011 and 10/31/2011, Cost $210,124 and $104,967, respectively), Callable 12/01/2012 (c)(e)(g)	11.750%		12/01/2015	315,000
950,000	Sequa Corp. (Acquired 10/24/2011 - 05/03/2012, Aggregate Cost $1,010,580), Callable 12/01/2012 (c)(e)(g)	13.500%		12/01/2015	1,007,000
1,125,000	Transdigm Inc., Callable 12/15/2014	7.750%		12/15/2018	1,243,125
					4,065,875
AUTOMOTIVE: 3.8%
950,000	Affinia Group Inc., Callable 11/30/2012	9.000%		11/30/2014	954,750
240,000	Affinia Group Inc. (Acquired 11/16/2009 and 12/07/2009, Cost $174,347 and $79,393, respectively), Callable 08/15/2013) (c)(e)(g)	10.750%		08/15/2016	260,100
650,000	Allison Transmission, Inc. (Acquired 04/27/2011 - 12/01/2011, Aggregate Cost $628,875), Callable 05/15/2015 (c)(e)(g)	7.125%		05/15/2019	697,125
100,000	American Axle & Manufacturing, Inc., Callable 10/15/2017	6.625%		10/15/2022	101,250
1,225,000	American Axle & Manufacturing Holdings, Inc.	7.750%		11/15/2019	1,350,563
400,000	ArvinMeritor Inc., Callable 03/15/2014	10.625%		03/15/2018	422,000
325,000	Chrysler Group LLC/CG Co-Issuer Inc., Callable 06/15/2015	8.000%		06/15/2019	344,500
1,225,000	Chrysler Group LLC/CG Co-Issuer Inc., Callable 06/15/2016	8.250%		06/15/2021	1,304,625
350,000	Cooper-Standard Automotive, Callable 05/01/2014	8.500%		05/01/2018	378,875
1,400,000	Exide Technologies, Callable 02/01/2015	8.625%		02/01/2018	1,212,750
300,000	Ford Motor Credit Co. LLC	2.750%		05/15/2015	305,951
900,000	Ford Motor Credit Co. LLC	3.875%		01/15/2015	940,586
1,425,000	Ford Motor Credit Co. LLC	4.250%		02/03/2017	1,514,482
900,000	Ford Motor Credit Co. LLC	5.000%		05/15/2018	982,550
350,000	Ford Motor Credit Co. LLC	5.875%		08/02/2021	395,976
225,000	Ford Motor Credit Co. LLC	6.625%		08/15/2017	260,981
800,000	Ford Motor Credit Co. LLC	8.000%		06/01/2014	883,485
700,000	IDQ Holdings Inc. (Acquired 03/20/2012 - 08/23/2012, Aggregate Cost $710,108), Callable 10/01/2014 (c)(e)(g)	11.500%		04/01/2017	743,750
1,250,000	International Automotive Components Group SL (Acquired 05/26/2011 - 06/13/2012, Aggregate Cost $1,202,950), Callable 06/01/2015 (b)(c)(e)(g)	9.125%		06/01/2018	1,200,000
1,250,000	Jaguar Land Rover PLC (Acquired 05/12/2011 - 03/27/2012, Aggregate Cost $1,223,354), Callable 05/15/2016 (b)(c)(e)(g)	8.125%		05/15/2021	1,360,937
315,000	Lear Corp., Callable 03/15/2014	7.875%		03/15/2018	346,500
975,000	Pittsburgh Glass Works, LLC (Acquired 04/08/2011 - 01/18/2012, Aggregate Cost $968,109), Callable 04/15/2013 (c)(e)(g)	8.500%		04/15/2016	906,750
400,000	Schaeffler Finance BV (Acquired 02/02/2012 and 02/21/2012, Cost, $197,962 and $209,408, respectively) (b)(c)(e)(g)	7.750%		02/15/2017	442,000
1,150,000	Schaeffler Finance BV (Acquired 02/06/2012 - 04/04/2012, Aggregate Cost $1,220,556), Callable 02/15/2015 (b)(c)(e)(g)	8.500%		02/15/2019	1,288,000
550,000	Stoneridge, Inc. (Acquired 09/24/2010 - 06/11/2012, Aggregate Cost $564,225), Callable 10/15/2014 (c)(e)(g)	9.500%		10/15/2017	594,000
275,000	Tenneco Inc., Callable 12/15/2015	6.875%		12/15/2020	301,125
50,000	Tenneco Inc., Callable 08/15/2014	7.750%		08/15/2018	54,375
873,000	Tomkins LLC / Tomkins Inc., Callable 10/01/2014	9.000%		10/01/2018	973,395
850,000	Tower Automotive, Inc. (Acquired 08/13/2010 - 07/18/2012, Aggregate Cost $893,621), Callable 09/01/2014 (c)(e)(g)	10.625%		09/01/2017	915,875
1,775,000	UCI International, Inc., Callable 02/15/2015	8.625%		02/15/2019	1,766,124
					23,203,380
BUILDING MATERIALS: 1.8%
600,000	Anixter Inc.	5.625%		05/01/2019	627,000
575,000	Building Materials Corp. (Acquired 04/26/2011 - 05/01/2012, Aggregate Cost $585,893), Callable 05/01/2016 (c)(e)(g)	6.750%		05/01/2021	629,625
100,000	Building Materials Corp. (Acquired 03/09/2010, Cost $99,135), Callable 03/15/2015 (c)(e)(g)	7.500%		03/15/2020	109,500
775,000	Interline Brands, Inc., Callable 11/15/2013	7.500%		11/15/2018	838,938
975,000	Interline Brands, Inc. (Acquired 07/17/2012 and 07/19/2012, Cost $808,764 and $181,865, respectively), Callable 11/15/2014 (c)(e)(g)	10.000%		11/15/2018	1,057,875
1,075,000	Masonite International Corp. (Acquired 04/08/2011 - 03/06/2012, Aggregate Cost $1,088,604), Callable 04/15/2015 (b)(c)(e)(g)	8.250%		04/15/2021	1,134,125
1,025,000	Norcraft Holdings, Callable 12/15/2012	10.500%		12/15/2015	1,030,125
1,125,000	Nortek Inc., Callable 04/15/2016	8.500%		04/15/2021	1,198,125
525,000	Nortek Inc., Callable 12/01/2014	10.000%		12/01/2018	580,125
1,275,000	Ply Gem Industries, Inc., Callable 02/15/2014	8.250%		02/15/2018	1,330,781
175,000	Ply Gem Industries, Inc. (Acquired 09/24/2012, Cost $175,000), Callable 10/15/2014) (c)(e)(g)	9.375%		04/15/2017	175,875
1,275,000	Rexel SA (Acquired 03/21/2012 - 05/02/2012, Aggregate Cost $1,283,468), Callable 12/15/2015 (b)(c)(e)(g)	6.125%		12/15/2019	1,313,249
775,000	Roofing Supply Group LLC/ Roofing Supply Finance Inc. (Acquired 05/24/2012 and 07/19/2012, Cost $625,000 and $161,628, respectively), Callable 06/01/2015 (c)(e)(g)	10.000%		06/01/2020	844,750
					10,870,093
CHEMICALS: 1.3%
250,000	Compass Minerals International, Inc., Callable 06/01/2014	8.000%		06/01/2019	270,000
1,275,000	Ferro Corp., Callable 08/15/2014	7.875%		08/15/2018	1,230,374
725,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia, Callable 02/01/2014	8.875%		02/01/2018	744,938
675,000	Hexion U.S. Finance Corp./ Hexion Nova Scotia, Callable 11/15/2015	9.000%		11/15/2020	602,438
725,000	Huntsman International LLC	5.500%		06/30/2016	728,625
150,000	Huntsman International LLC, Callable 03/15/2015	8.625%		03/15/2020	169,500
425,000	Huntsman International LLC, Callable 09/15/2015	8.625%		03/15/2021	486,625
625,000	Koppers Inc., Callable 12/01/2014	7.875%		12/01/2019	685,938
625,000	Momentive Performance Materials Inc., Callable 01/15/2016	9.000%		01/15/2021	453,125
650,000	Momentive Performance Materials Inc. (Acquired 05/17/2012, Cost $650,000), Callable 10/15/2015 (c)(e)(g)	10.000%		10/15/2020	654,875
1,100,000	OMNOVA Solutions Inc., Callable 11/01/2014	7.875%		11/01/2018	1,111,000
707,000	Oxea Finance (Acquired 07/09/2010 - 05/01/2012, Aggregate Cost $727,943), Callable 07/15/2013 (b)(c)(e)(g)	9.500%		07/15/2017	772,398
					7,909,836
CONSTRUCTION MACHINERY: 0.4%
250,000	RSC Equipment Rental Inc., Callable 02/01/2016	8.250%		02/01/2021	274,375
100,000	RSC Equipment Rental Inc., Callable 11/15/2014	10.250%		11/15/2019	114,000
875,000	United Rentals North America, Callable 09/15/2015	8.375%		09/15/2020	936,250
300,000	UR Financing Escrow Corp. (Acqured 02/24/2012, Cost $300,000), Callable 07/15/2015 (c)(e)(g)	5.750%		07/15/2018	316,875
400,000	UR Financing Escrow Corp. (Acquired 02/24/2012 and 04/26/2012, Cost $300,000 and $105,277, respectively), Callable 05/15/2016 (c)(e)(g)	7.375%		05/15/2020	430,000
300,000	UR Financing Escrow Corp. (Acquired 02/24/2012, Cost $300,000), Callable 04/15/2017 (c)(e)(g)	7.625%		04/15/2022	328,500
					2,400,000
CONSUMER PRODUCTS: 1.8%
1,025,000	Freedom Group, Inc. (Acquired 04/12/2012 - 04/30/2012, Aggregate Cost $1,047,372), Callable 05/01/2015 (c)(e)(g)	7.875%		05/01/2020	1,112,125
500,000	Grupo Famsa S.A.B de C.V., Callable 07/20/2013 (b)	11.000%		07/20/2015	532,500
950,000	Jarden Corp.	7.500%		05/01/2017	1,087,750
1,200,000	Libbey Glass Inc. (Acquired 05/11/2012 and 05/14/2012, Cost $909,216 and $303,614, respectively), Callable 05/15/2015 (c)(e)(g)	6.875%		05/15/2020	1,290,000
300,000	Prestige Brands, Inc., Callable 02/01/2016	8.125%		02/01/2020	334,500
775,000	Prestige Brands, Inc., Callable 04/01/2014	8.250%		04/01/2018	852,500
250,000	Scotts Miracle-Gro Co./The, Callable 12/15/2015	6.625%		12/15/2020	269,375
154,000	Sealy Mattress Co. (Acquired 07/13/2009 and 09/03/2009, Cost $81,739 and $78,545, respectively), Callable 04/15/2013 (c)(e)(g)	10.875%		04/15/2016	168,245
675,000	Serta Simmons Holdings LLC (Acquired 09/19/2012, Cost $675,000), Callable 10/01/2015 (c)(e)(g)	8.125%		10/01/2020	669,938
600,000	ServiceMaster Co./The (Acquired 08/16/2012, Cost $600,000), Callable 08/15/2015 (c)(e)(g)	7.000%		08/15/2020	615,000
475,000	ServiceMaster Co./The	7.100%		03/01/2018	460,750
150,000	ServiceMaster Co./The	7.450%		08/15/2027	124,875
800,000	ServiceMaster Co./The, Callable 02/15/2015	8.000%		02/15/2020	848,000
1,000,000	Spectrum Brands Inc. (Acquired 03/15/2012 and 05/02/2012, Cost $775,000 and $233,655, respectively), Callable 03/15/2015 (c)(e)(g)	6.750%		03/15/2020	1,032,500
250,000	Spectrum Brands Inc. (Acquired 11/02/2011, Cost $268,980), Callable 06/15/2014 (c)(e)(g)	9.500%		06/15/2018	281,875
1,000,000	Visant Corp., Callable 10/01/2013	10.000%		10/01/2017	990,000
225,000	Wolverine World Wide, Inc. (Acquired 09/27/2012, Cost $225,000), Callable 10/15/2016 (c)(e)(g)	6.125%		10/15/2020	231,750
					10,901,683
DIVERSIFIED MANUFACTURING/OPERATIONS: 0.7%
1,750,000	Dubai Holding Commercial Operations Ltd. (b)	4.750%		01/30/2014	2,147,639
1,200,000	Dubai Holding Commercial Operations Ltd. (b)	6.000%		02/01/2017	1,787,589
3,500,000	TID Global Sukuk I Ltd. (b)(f)(j)	2.210%	(a)	12/20/2049	700,000
					4,635,228
ENERGY: 6.8%
900,000	Alliance Oil Co. Ltd. (b)	7.250%		07/16/2014	896,850
650,000	ATP Oil & Gas Corp., Callable 05/01/2013	11.875%		05/01/2015	123,500
525,000	Basic Energy Services, Callable 04/15/2013	7.125%		04/15/2016	530,250
825,000	Basic Energy Services, Callable 02/15/2015	7.750%		02/15/2019	845,625
700,000	Berry Petroleum Co., Callable 03/15/2017	6.375%		09/15/2022	738,500
75,000	Berry Petroleum Co., Callable 11/01/2015	6.750%		11/01/2020	79,875
475,000	Chaparral Energy, Inc. (Acquired 04/18/2012 and 05/03/2012, Cost $450,000 and $25,793, respectively), Callable 04/15/2017 (c)(e)(g)	7.625%		11/15/2022	498,750
925,000	Chaparral Energy, Inc., Callable 10/01/2015	9.875%		10/01/2020	1,045,250
1,675,000	Chesapeake Energy Corp., Callable 11/15/2012	6.775%		03/15/2019	1,679,187
100,000	Chesapeake Energy Corp., Callable 08/15/2013	6.875%		08/15/2018	104,000
575,000	Chesapeake Midstream Partners, Callable 01/15/2017	6.125%		07/15/2022	608,063
800,000	Chesapeake Oilfield Services Co. (Acquired 10/25/2011 - 07/10/2012, Aggregate Cost $764,377), Callable 11/15/2015 (c)(e)(g)	6.625%		11/15/2019	768,000
1,150,000	Cie Generale de Geophysique, Callable 06/01/2016 (b)	6.500%		06/01/2021	1,184,500
200,000	Cie Generale de Geophysique, Callable 05/15/2013 (b)	7.750%		05/15/2017	208,000
75,000	Cie Generale de Geophysique, Callable 05/15/2013 (b)	9.500%		05/15/2016	81,000
500,000	Coffeyville Resources (Acquired 03/25/2010 - 01/28/2011, Aggregate Cost $510,551), Callable 04/01/2013 (c)(e)(g)	10.875%		04/01/2017	560,000
400,000	Comstock Resources, Inc., Callable 04/01/2015	7.750%		04/01/2019	402,000
550,000	Comstock Resources, Inc., Callable 06/15/2016	9.500%		06/15/2020	591,250
650,000	Concho Resources Inc., Callable 10/01/2017	5.500%		04/01/2023	679,250
250,000	Concho Resources Inc., Callable 01/15/2016	7.000%		01/15/2021	280,000
800,000	Copano Energy LLC/Copano Energy Finance Co., Callable 04/01/2016	7.125%		04/01/2021	836,000
375,000	Denbury Resources Inc., Callable 02/15/2015	8.250%		02/15/2020	422,813
75,000	Denbury Resources Inc., Callable 03/01/2013	9.750%		03/01/2016	80,625
200,000	Energy XXI Gulf Coast, Inc., Callable 06/15/2015	7.750%		06/15/2019	212,000
975,000	Energy XXI Gulf Coast, Inc., Callable 12/15/2014	9.250%		12/15/2017	1,094,437
225,000	EP Energy LLC (Acquired 04/10/2012, Cost $225,000), Callable 05/01/2015 (c)(e)(g)	6.875%		05/01/2019	240,750
1,025,000	EP Energy LLC (Acquired 04/10/2012 and 05/10/2012, Cost $925,000 and $106,046, respectively), Callable 05/01/2016 (c)(e)(g)	9.375%		05/01/2020	1,117,250
1,025,000	Forbes Energy Services Ltd., Callable 06/15/2015	9.000%		06/15/2019	994,250
1,375,000	Forest Oil Corp., Callable 06/15/2013	7.250%		06/15/2019	1,364,687
175,000	Forest Oil Corp. (Acquired 09/12/2012, Cost $175,000), Callable 09/15/2016 (c)(e)(g)	7.500%		09/15/2020	173,688
1,000,000	Georgian Oil & Gas Corp. (b)	6.875%		05/16/2017	1,025,000
700,000	Halcon Resources Corp. (Acquired 06/29/2012 - 07/10/2012, Aggregate Cost $699,772), Callable 07/15/2016 (c)(e)(g)	9.750%		07/15/2020	715,750
325,000	Linn Energy LLC/Finance Corp., Callable 09/15/2015	7.750%		02/01/2021	343,688
900,000	Linn Energy LLC/Finance Corp., Callable 04/15/2015	8.625%		04/15/2020	985,500
475,000	Lone Pine Resources Canada Ltd. (Acquired 02/09/2012 and 07/10/2012, Cost $197,440 and $264,520, respectively), Callable 02/15/2015 (b)(c)(e)(g)	10.375%		02/15/2017	415,625
1,000,000	MIE Holdings Corp., Callable 05/12/2014 (b)	9.750%		05/12/2016	1,032,500
875,000	Newfield Exploration Co.	5.625%		07/01/2024	971,250
850,000	Oasis Petroleum, Inc., Callable 11/01/2016	6.500%		11/01/2021	896,750
600,000	Oasis Petroleum, Inc., Callable 07/15/2017	6.875%		01/15/2023	637,500
225,000	Ocean Rig Norway AS (Acquired 09/13/2012, Cost $223,805), Callable 10/01/2015 (b)(c)(e)(g)	6.500%		10/01/2017	223,594
1,850,000	OSX-3 Leasing BV, Callable 06/20/2013 (b)	9.250%		03/20/2015	1,916,230
1,500,000	Panoro Energy ASA, Callable 11/15/2014 (b)(c)	12.000%		11/15/2018	1,545,000
650,000	Penn Virginia Resource Partners LP (Acquired 05/11/2012 and 06/18/2012, Cost $505,244 and $151,479, respectively), Callable 06/01/2016 (c)(e)(g)	8.375%		06/01/2020	671,125
875,000	PHI, Inc., Callable 10/15/2014	8.625%		10/15/2018	916,562
275,000	Plains Exploration & Production Co., Callable 06/15/2016	6.125%		06/15/2019	277,063
675,000	Plains Exploration & Production Co., Callable 02/01/2017	6.750%		02/01/2022	685,125
175,000	Sandridge Energy, Inc., Callable 03/15/2016	7.500%		03/15/2021	180,250
1,275,000	Sandridge Energy, Inc. (Acquired 04/02/2012 - 07/25/2012, Aggregate Cost $1,282,908), Callable 04/15/2017 (c)(e)(g)	8.125%		10/15/2022	1,357,874
1,100,000	Sea Trucks Group (b)	12.000%	(a)	01/31/2015	1,056,000
150,000	SESI LLC, Callable 05/01/2015	6.375%		05/01/2019	160,500
700,000	SESI LLC, Callable 12/15/2016	7.125%		12/15/2021	773,500
3,030,000	Sinek (Edel Capital) (b)	7.700%		08/03/2015	3,226,950
225,000	Tesoro Logistics LP/Corp. (Acquired 09/07/2012, Cost $225,000), Callable 10/01/2016 (c)(e)(g)	5.875%		10/01/2020	230,625
3,000,000	Tethys Oil AB, Callable 09/07/2013 (b)	9.500%		09/07/2015	468,122
400,000	Vanguard Natural Resources/Vanguard Natural Resources Finance, Callable 04/01/2016	7.875%		04/01/2020	403,000
925,000	W&T Offshore, Inc., Callable 06/15/2015	8.500%		06/15/2019	1,008,250
1,000,000	Zhaikmunai LLP, Callable 10/19/2013 (b)	10.500%		10/19/2015	1,063,800
					41,627,483
ENTERTAINMENT: 0.4%
625,000	Cedar Fair LP, Callable 08/01/2014	9.125%		08/01/2018	710,156
375,000	Cinemark USA Inc., Callable 06/15/2016	7.375%		06/15/2021	417,188
500,000	Cinemark USA Inc., Callable 06/15/2014	8.625%		06/15/2019	555,000
475,000	Regal Cinemas Corp., Callable 07/15/2014	8.625%		07/15/2019	527,250
					2,209,594
ENVIRONMENTAL: 0.0%
325,000	ADS Waste Holdings Inc. (Acquired 09/25/2012, Cost $327,188), Callable 10/01/2016 (c)(e)(g)	8.250%		10/01/2020	331,500
FINANCIAL INSTITUTIONS/SERVICES: 5.7%
750,000	AKBHC (Tinkoff) (b)	10.750%		09/18/2015	748,125
475,000	Ally Financial Inc.	4.500%		02/11/2014	485,688
1,075,000	Ally Financial Inc.	5.500%		02/15/2017	1,123,679
775,000	Ally Financial Inc.	6.250%		12/01/2017	838,228
850,000	Ally Financial Inc.	7.500%		09/15/2020	975,375
575,000	Ally Financial Inc.	8.000%		03/15/2020	672,750
1,575,000	Ally Financial Inc.	8.300%		02/12/2015	1,744,312
3,000,000	Astana Finance USD (b)(f)(j)	9.000%		11/16/2011	270,000
1,000,000	Banco BMG (b)	8.000%		04/15/2018	935,000
100,000	Banco Cruzeiro Do Sul SA (b)(j)	7.000%		07/08/2013	16,000
634,000	Banco Cruzeiro Do Sul SA (b)(j)	8.000%		09/17/2012	158,500
1,450,000	Banco Cruzeiro Do Sul SA (b)(j)	8.250%		01/20/2016	232,000
901,842	Bank Nadra (b)	8.000%		06/22/2017	514,050
1,500,000	CB Rencap (Ren Consumer) (b)	13.000%		04/01/2013	1,515,000
325,000	CIT Group, Inc. (Acquired 03/23/2011, Cost $325,000) (c)(e)(g)	6.625%		04/01/2018	368,875
175,000	CIT Group, Inc. (NJ)	4.250%		08/15/2017	181,618
325,000	CIT Group, Inc. (NJ) (Acquired 02/02/2012, Cost $325,000) (c)(e)(g)	4.750%		02/15/2015	338,813
575,000	CIT Group, Inc. (NJ)	5.000%		05/15/2017	613,813
1,500,000	CIT Group, Inc. (NJ)	5.250%		03/15/2018	1,608,749
225,000	CIT Group, Inc. (NJ)	5.375%		05/15/2020	243,563
15,000,000	Egidaco Investments Ltd., Callable 12/29/2012 (b)	12.750%		12/29/2013	2,329,193
1,500,000	First Ukrainian International Bank (b)	11.000%		12/31/2014	1,464,450
250,000	International Lease Finance Corp.	4.875%		04/01/2015	259,853
775,000	International Lease Finance Corp.	5.875%		08/15/2022	800,614
725,000	International Lease Finance Corp.	6.250%		05/15/2019	779,375
200,000	International Lease Finance Corp.	8.250%		12/15/2020	238,000
225,000	International Lease Finance Corp.	8.625%		09/15/2015	256,219
1,725,000	International Lease Finance Corp.	8.750%		03/15/2017	2,018,249
475,000	International Lease Finance Corp.	8.875%		09/01/2017	560,500
2,000,000	JSC Halyk Bank (b)	7.750%		05/13/2013	2,050,000
500,000	Neuberger Berman Group/Finance (Acquired 03/12/2012 and 03/29/2012, Cost $225,000 and $278,271, respectively), Callable 03/15/2015 (c)(e)(g)	5.625%		03/15/2020	532,500
400,000	Neuberger Berman Group/Finance (Acquired 03/12/2012 and 05/08/2012, Cost $300,000 and $103,402), Callable 03/15/2017 (c)(e)(g)	5.875%		03/15/2022	428,000
1,000,000	Nomos Bank (b)	10.000%		04/26/2019	1,001,100
1,350,000	Nuveen Investments Inc. (Acquired 09/12/2012, Cost $1,350,000), Callable 10/15/2016 (c)(e)(g)	9.500%		10/15/2020	1,343,249
4,000,000	PSB Finance (Promsvyaz Bank) (b)	8.500%		04/25/2017	4,019,999
3,000,000	Tamweel (b)	4.310%		01/23/2013	2,986,199
500,000	Turkiye Vakiflar Bankasi T.A.O., Callable 01/15/2014 (b)	5.750%		04/24/2017	527,500
					35,179,138
FOOD & BEVERAGE: 3.0%
675,000	Aramark Corp.	3.945%	(a)	02/01/2015	671,625
725,000	Aramark Corp., Callable 02/01/2013	8.500%		02/01/2015	742,226
1,100,000	Aramark Corp. (Acquired 04/04/2011 - 05/17/2012, Aggregate Cost $1,111,770), Callable 05/01/2013 (c)(e)(g)	8.625%		05/01/2016	1,127,511
1,000,000	Avangardo Investments (b)	10.000%		10/29/2015	840,000
475,000	B & G Foods Inc., Callable 01/15/2014	7.625%		01/15/2018	513,000
975,000	Constellation Brands, Inc.	6.000%		05/01/2022	1,109,063
275,000	Darling International Inc., Callable 12/15/2014	8.500%		12/15/2018	313,156
600,000	Dean Foods Co.	7.000%		06/01/2016	648,000
1,800,000	Dean Foods Co., Callable 12/15/2014	9.750%		12/15/2018	2,051,999
1,925,000	Del Monte Foods Co., Callable 02/15/2014	7.625%		02/15/2019	1,980,344
1,000,000	Fufeng Group Ltd., Callable 04/13/2014 (b)	7.625%		04/13/2016	910,000
1,000,000	MHPSA Ukraine (b)	10.250%		04/29/2015	1,015,000
2,050,000	Michael Foods Inc., Callable 07/15/2014	9.750%		07/15/2018	2,285,750
825,000	Pinnacle Foods Finance LLC, Callable 09/01/2013	8.250%		09/01/2017	894,094
321,000	Pinnacle Foods Finance LLC, Callable 04/01/2013	9.250%		04/01/2015	328,223
425,000	Smithfield Foods, Inc., Callable 08/15/2017	6.625%		08/15/2022	440,938
875,000	Smithfield Foods, Inc.	7.750%		07/01/2017	984,375
1,750,000	U.S. Foodservice, Inc. (Acquired 05/06/2011 - 06/28/2012, Aggregate Cost $1,745,449), Callable 06/30/2014 (c)(e)(g)	8.500%		06/30/2019	1,824,375
					18,679,679
GAMING: 2.2%
950,000	Affinity Gaming LLC/Finance (Acquired 05/04/2012, Cost $950,000), Callable 05/15/2015 (c)(e)(g)	9.000%		05/15/2018	985,625
852,000	American Casino & Entertainment, Callable 06/15/2013	11.000%		06/15/2014	886,080
725,000	Ameristar Casinos, Inc., Callable 04/15/2015	7.500%		04/15/2021	779,375
875,000	Caesars Entertainment (Acquired 02/09/2012 - 07/27/2012, Aggregate Cost $888,637), Callable 02/15/2016 (c)(e)(g)	8.500%		02/15/2020	875,000
550,000	Chester Downs & Marina (Acquired 01/27/2012 - 02/01/2012, Aggregate Cost $559,642), Callable 02/01/2016 (c)(e)(g)	9.250%		02/01/2020	552,750
1,350,000	Harrahs Entertainment Inc., Callable 06/01/2013	11.250%		06/01/2017	1,451,250
975,000	Jacobs Entertainment, Inc.	9.750%		06/15/2014	975,000
250,000	MGM Mirage Inc. (Acquired 09/14/2012, Cost, $250,000) (c)(e)(g)	6.750%		10/01/2020	250,000
825,000	MGM Mirage Inc.	7.500%		06/01/2016	882,750
775,000	MGM Mirage Inc.	7.750%		03/15/2022	809,875
1,000,000	MGM Mirage Inc. (Acquired 01/11/2012, Cost $1,000,000) (c)(e)(g)	8.625%		02/01/2019	1,090,000
250,000	MGM Mirage Inc., Callable 05/15/2013	11.125%		11/15/2017	276,563
350,000	Penn National Gaming Inc., Callable 08/15/2014	8.750%		08/15/2019	392,000
875,000	Rivers Pittsburgh LP/Finance (Acquired 05/30/2012 - 07/16/2012, Aggregate Cost $898,313), Callable 06/15/2015 (c)(e)(g)	9.500%		06/15/2019	929,687
450,000	Seminole Indian Tribe of Florida (Acquired Cost 11/03/2010 - 06/01/2012, Aggregate Cost $470,843), Callable 10/01/2013 (c)(e)(g)	7.750%		10/01/2017	493,875
785,000	Seminole Indian Tribe of Florida (Acquired 11/19/2009 and 01/05/2012, Cost $241,873 and $507,800, respectively), Callable 10/01/2018 (c)(e)(g)	7.804%		10/01/2020	804,170
850,000	Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. (Acquired 04/12/2011 - 12/22/2011, Aggregate Cost $866,905), Callable 10/15/2013 (c)(e)(g)	8.625%		04/15/2016	911,625
					13,345,625
HEALTH CARE: 5.3%
1,300,000	Biomet Inc. (Acquired 07/25/2012 and 09/18/2012, Cost $750,000 and $577,500, respectively), Callable 08/01/2015 (c)(e)(g)	6.500%		08/01/2020	1,347,125
925,000	Biomet Inc. (Acquired 09/18/2012, Cost $925,000), Callable 10/01/2015 (c)(e)(g)	6.500%		10/01/2020	906,500
1,704,000	Biomet Inc., Callable 10/15/2012	11.625%		10/15/2017	1,814,760
1,150,000	CDRT Holding Corp. (Acquired 09/24/2012, Cost $1,115,500), Callable 10/01/2013 (c)(e)(g)	9.250%		10/01/2017	1,109,750
625,000	CRC Health Corp., Callable 02/01/2013 (f)	10.750%		02/01/2016	581,250
250,000	DaVita Inc., Callable 08/15/2017	5.750%		08/15/2022	260,000
1,225,000	DJO Finance LLC, Callable 04/15/2014	7.750%		04/15/2018	1,117,813
300,000	DJO Finance LLC (Acquired 03/13/2012 and 05/04/2012, Cost $175,000 and $129,451, respectively), Callable 03/15/2015 (c)(e)(g)	8.750%		03/15/2018	319,125
150,000	DJO Finance LLC, Callable 10/15/2013	9.750%		10/15/2017	127,500
700,000	DJO Finance LLC (Acquired 09/14/2012, Cost $700,000), Callable 04/15/2015 (c)(e)(g)	9.875%		04/15/2018	691,250
1,775,000	Emergency Medical Services Corp., Callable 06/01/2014	8.125%		06/01/2019	1,881,500
1,300,000	Grifols Inc., Callable 02/01/2014	8.250%		02/01/2018	1,436,500
1,850,000	HCA Holdings Inc., Callable 11/15/2015	7.750%		05/15/2021	2,016,500
400,000	HCA, Inc.	5.875%		03/15/2022	433,500
275,000	HCA, Inc.	6.500%		02/15/2020	305,938
3,250,000	HCA, Inc.	7.500%		02/15/2022	3,680,624
350,000	HCA, Inc., Callable 08/15/2014	7.875%		02/15/2020	393,313
600,000	Hologic, Inc. (Acquired 07/19/2012, Cost $600,000), Callable 08/01/2015 (c)(e)(g)	6.250%		08/01/2020	636,000
1,575,000	Iasis Healthcare Corp., Callable 05/15/2014	8.375%		05/15/2019	1,504,125
1,175,000	Jaguar Holding Co. (Acquired 11/15/2011 - 07/10/2012, Aggregate Cost $1,206,194), Callable 12/01/2014 (c)(e)(g)	9.500%		12/01/2019	1,318,938
1,850,000	Multiplan, Inc. (Acquired 08/12/2010 - 05/17/2012, Aggregate Cost $1,930,156), Callable 09/01/2014 (c)(e)(g)	9.875%		09/01/2018	2,044,250
975,000	Omnicare Inc., Callable 06/01/2015	7.750%		06/01/2020	1,072,500
825,000	Physiotherapy Associates Holdings Inc. (Acquired 04/18/2012 - 07/24/2012, Aggregate Cost $840,676), Callable 05/01/2015 (c)(e)(g)	11.875%		05/01/2019	845,625
775,000	PSS World Medical, Inc., Callable 03/01/2017	6.375%		03/01/2022	824,406
1,050,000	United Surgical Partners (Acquired 03/20/2012 - 06/18/2012, Aggregate Cost $1,068,480), Callable 04/01/2015 (c)(e)(g)	9.000%		04/01/2020	1,139,250
675,000	Universal Hospital Services, Inc. (Acquired 07/24/2012, Cost $675,000), Callable 08/15/2015 (c)(e)(g)	7.625%		08/15/2020	703,688
1,675,000	Vanguard Health Holdings LLC/ Inc., Callable 02/01/2014	8.000%		02/01/2018	1,788,063
1,750,000	VWR Funding Inc. (Acquired 08/20/2012, Cost $1,750,000), Callable 09/15/2014 (c)(e)(g)	7.250%		09/15/2017	1,776,250
775,000	Wolverine Healthcare Analytics, Inc. (Acquired 05/24/2012 - 08/17/2012, Aggregate Cost $784,413), Callable 06/01/2016 (c)(e)(g)	10.625%		06/01/2020	829,250
					32,905,293
INDUSTRIALS: 2.8%
300,000	American Tire Distributors Inc., Callable 06/01/2013	9.750%		06/01/2017	320,250
675,000	Amsted Industries (Acquired 03/12/2010 - 06/26/2012, Aggregate Cost $712,110), Callable 03/15/2014 (c)(e)(g)	8.125%		03/15/2018	729,000
725,000	Belden Inc. (Acquired 08/13/2012, Cost $725,000), Callable 09/01/2017 (c)(e)(g)	5.500%		09/01/2022	741,313
1,150,000	Cleaver-Brooks Inc. (Acquired 04/21/2010 - 06/22/2012, Aggregate Cost $1,182,045), Callable 05/01/2013 (c)(e)(g)	12.250%		05/01/2016	1,233,374
800,000	Dynacast International LLC, Callable 07/15/2015	9.250%		07/15/2019	844,000
500,000	Evraz Group S.A. (b)	7.400%		04/24/2017	517,625
700,000	General Cable Corp. (Acquired 09/20/2012, Cost $700,000), Callable 10/01/2017 (c)(e)(g)	5.750%		10/01/2022	710,500
500,000	General Cable Corp., Callable 04/01/2013	7.125%		04/01/2017	516,875
850,000	Hillman Group Inc., Callable 06/01/2014	10.875%		06/01/2018	913,750
275,000	International Wire Group (Acquired 04/20/2010 and 07/21/2010, Cost $247,595 and $25,077, respectively), Callable 10/15/2012 (c)(e)(g)	9.750%		04/15/2015	289,438
2,000,000	Interpipe Ukraine (b)	10.250%		08/02/2017	1,480,000
825,000	J.B. Poindexter & Co., Inc. (Acquired 03/23/2012 and 05/09/2012, Cost $775,000 and $51,470), Callable 04/01/2017 (c)(e)(g)	9.000%		04/01/2022	825,000
600,000	Knowledge Learning Center (Acquired 07/21/2009 - 05/24/2011, Aggregate Cost $594,248), Callable 02/01/2013 (c)(e)(g)	7.750%		02/01/2015	516,000
675,000	Maxim Crane Works LP (Acquired 03/31/2010 - 05/02/2012, Aggregate Cost $678,938), Callable 04/15/2013 (c)(e)(g)	12.250%		04/15/2015	688,500
575,000	Milacron LLC (Acquired 04/20/2012 - 05/22/2012, Aggregate Cost $579,282), Callable 05/15/2015 (c)(e)(g)	8.375%		05/15/2019	592,250
400,000	MMI International Ltd. (Acquired 02/17/2012 and 07/11/2012, Cost $200,000 and $209,636, respectively), Callable 03/01/2015) (b)(c)(e)(g)	8.000%		03/01/2017	416,000
950,000	Mueller Water Products Inc., Callable 06/01/2013	7.375%		06/01/2017	973,750
292,000	Mueller Water Products Inc., Callable 09/01/2015	8.750%		09/01/2020	329,960
1,050,000	RBS Global & Rexnord Corp., Callable 05/01/2014	8.500%		05/01/2018	1,157,625
325,000	SPX Corp.	7.625%		12/15/2014	357,500
275,000	Thermon Industries, Inc., Callable 05/01/2014	9.500%		05/01/2017	306,281
2,500,000	TMK Bonds SA (b)	5.250%		02/11/2015	2,532,500
					16,991,491
LODGING: 0.2%
200,000	Choice Hotels International, Inc.	5.750%		07/01/2022	218,000
100,000	Grupo Posadas, S.A.B. de C.V. (b)	9.250%		01/15/2015	101,000
675,000	Host Hotels & Resorts, LP, Callable 07/01/2021	6.000%		10/01/2021	771,188
					1,090,188
MATERIALS: 1.2%
1,000,000	African Minerals Ltd., Callable 02/24/2015 (b)	8.500%		02/10/2017	986,300
1,000,000	Carmen Copper Corp. (b)	6.500%		03/21/2017	981,020
700,000	London Mining Jersey Plc (b)	8.000%		02/15/2016	649,250
1,000,000	Metalloinvest Finance Ltd. (b)	6.500%		07/21/2016	1,017,500
2,000,000	Tizir Ltd. (b)	9.000%		09/28/2017	2,008,360
2,000,000	Vedanta Resources Jersey II Ltd. (b)	4.000%		03/30/2017	1,975,000
					7,617,430
MEDIA - CABLE: 0.9%
650,000	Charter Communications Holdings II, Callable 01/31/2017	6.625%		01/31/2022	710,125
500,000	Charter Communications Holdings II, Callable 01/15/2014	7.000%		01/15/2019	541,250
450,000	Charter Communications Holdings II, Callable 12/01/2015	7.375%		06/01/2020	502,313
400,000	Charter Communications Holdings II, Callable 04/30/2013	7.875%		04/30/2018	433,000
50,000	Charter Communications Holdings II, Callable 04/30/2015	8.125%		04/30/2020	56,500
375,000	DISH DBS Corp. (Acquired 05/07/2012, Cost $375,000) (c)(e)(g)	4.625%		07/15/2017	383,438
1,775,000	DISH DBS Corp. (Acquired 05/07/2012 - 07/19/2012, Aggregate Cost $1,783,514) (c)(e)(g)	5.875%		07/15/2022	1,819,374
1,000,000	Virgin Media Finance Plc (b)	5.250%		02/15/2022	1,050,000
					5,496,000
MEDIA - NON-CABLE: 3.1%
675,000	AMC Networks Inc., Callable 07/15/2016	7.750%		07/15/2021	762,750
1,600,000	Clear Channel Communications, Inc., Callable 03/01/2016	9.000%		03/01/2021	1,424,000
1,475,000	Clear Channel Worldwide, Callable 03/15/2015	7.625%		03/15/2020	1,435,500
625,000	Clear Channel Worldwide, Callable 12/15/2012	9.250%		12/15/2017	673,188
1,550,000	Crown Media Holdings, Inc., Callable 07/15/2015	10.500%		07/15/2019	1,735,999
975,000	Cumulus Media, Inc., Callable 05/01/2015	7.750%		05/01/2019	948,188
1,000,000	Entercom Radio, LLC, Callable 12/01/2015	10.500%		12/01/2019	1,090,000
790,000	Entravision Communications Corp., Callable 08/01/2013	8.750%		08/01/2017	853,200
550,000	Fox Acquisition Sub LLC (Acquired 07/29/2009 - 04/19/2011, Aggregate Cost $502,200), Callable 07/15/2013 (c)(e)(g)	13.375%		07/15/2016	590,150
175,000	Intelsat Jackson Holdings (Acquired 09/19/2012, Cost $175,000), Callable 12/15/2017 (b)(c)(e)(g)	6.625%		12/15/2022	174,125
350,000	Intelsat Jackson Holdings, Callable 04/01/2015 (b)	7.250%		04/01/2019	378,000
900,000	Intelsat Jackson Holdings (Acquired 04/12/2012, Cost $915,177), Callable 10/15/2015 (b)(c)(e)(g)	7.250%		10/15/2020	967,500
275,000	Intelsat Jackson Holdings, Callable 04/01/2016 (b)	7.500%		04/01/2021	297,688
475,000	Intelsat Jackson Holdings, Callable 11/01/2014 (b)	8.500%		11/01/2019	536,750
884,000	Intelsat Jackson Holdings, Callable 06/15/2013 (b)	11.250%		06/15/2016	922,675
200,000	Lamar Media Corp., Callable 02/01/2017	5.875%		02/01/2022	213,000
350,000	Lamar Media Corp., Callable 04/15/2014	7.875%		04/15/2018	386,750
275,000	Nexstar Broadcasting Group, Inc., Callable 04/15/2014	8.875%		04/15/2017	299,063
43,000	Nexstar Broadcasting Inc.	7.000%		01/15/2014	43,054
100,000	Nielsen Finance LLC (Acquired 09/19/2012, Cost $100,000), Callable 10/01/2016 (c)(e)(g)	4.500%		10/01/2020	99,375
700,000	Nielsen Finance LLC, Callable 10/15/2014	7.750%		10/15/2018	789,250
275,000	Proquest LLC (Acquired 09/16/2010 - 10/04/2010, Aggregate Cost $276,885), Callable 10/15/2014 (c)(e)(g)	9.000%		10/15/2018	255,750
435,000	SGS International Inc.	12.000%		12/15/2013	438,806
1,450,000	SSI Investments II/Co. LLC, Callable 06/01/2014	11.125%		06/01/2018	1,638,500
950,000	Townsquare Radio LLC/Inc. (Acquired 03/30/2012 and 07/25/2012, Cost $819,500 and $132,682, respectively), Callable 04/01/2015 (c)(e)(g)	9.000%		04/01/2019	1,021,250
1,300,000	XM Satellite Radio Inc. (Acquired 10/13/2010 - 07/03/2012, Aggregate Cost $1,340,295), Callable 11/01/2014 (c)(e)(g)	7.625%		11/01/2018	1,436,499
					19,411,010
PACKAGING: 2.2%
200,000	Ardagh Packaging Finance Plc (Acquired 01/19/2012, Cost $192,967), Callable 10/15/2015 (b)(c)(e)(g)	9.125%		10/15/2020	211,000
200,000	Ardagh Packaging Finance Plc (Acquired 07/19/2012, Cost $208,250), Callable 10/15/2015 (b)(c)(e)(g)	9.125%		10/15/2020	211,500
1,325,000	Ardagh Packaging Finance Plc (Acquired 09/30/2010 - 05/24/2012, Aggregate Cost $1,377,776), Callable 10/15/2015 (b)(c)(e)(g)	9.125%		10/15/2020	1,404,500
450,000	Ball Corp.	5.000%		03/15/2022	471,375
300,000	Berry Plastics Corp., Callable 05/15/2014	9.500%		05/15/2018	329,250
425,000	Bway Holding Co., Callable 06/15/2014	10.000%		06/15/2018	478,125
850,511	Bway Parent Co. Inc., Callable 11/01/2012	10.125%		11/01/2015	897,289
400,000	Greif Inc.	7.750%		08/01/2019	462,000
1,050,000	Packaging Dynamics Corp. (Acquired 01/25/2011 - 07/03/2012, Aggregate Cost $1,078,516), Callable 02/01/2013 (c)(e)(g)	8.750%		02/01/2016	1,107,750
200,000	Pactiv LLC	7.950%		12/15/2025	160,000
700,000	Reynolds Group (Acquired 09/14/2012, Cost $700,000), Callable 10/15/2015 (c)(e)(g)	5.750%		10/15/2020	700,000
100,000	Reynolds Group, Callable 10/15/2014	7.125%		04/15/2019	105,500
2,100,000	Reynolds Group, Callable 02/15/2016	8.250%		02/15/2021	2,084,250
375,000	Reynolds Group, Callable 05/15/2014	8.500%		05/15/2018	380,625
675,000	Reynolds Group, Callable 10/15/2014	9.000%		04/15/2019	688,500
1,950,000	Reynolds Group, Callable 08/15/2015	9.875%		08/15/2019	2,074,313
1,875,000	Sealed Air Corp. (Acquired 09/16/2011 - 05/21/2012, Aggregate Cost $2,006,116), Callable 09/15/2016 (c)(e)(g)	8.375%		09/15/2021	2,099,999
					13,865,976
PAPER: 0.4%
600,000	Clearwater Paper Corp., Callable 11/01/2014	7.125%		11/01/2018	652,500
450,000	Graphic Packaging International Corp., Callable 06/15/2013	9.500%		06/15/2017	492,750
775,000	Longview Fibre Paper & Packaging Inc. (Acquired 05/17/2011 - 04/23/2012, Aggregate Cost $777,342), Callable 06/01/2013 (c)(e)(g)	8.000%		06/01/2016	807,937
300,000	Rock-Tenn Co. (Acquired 02/14/2012, Cost $299,727) (c)(e)(g)	4.450%		03/01/2019	316,444
100,000	Rock-Tenn Co. (Acquired 02/14/2012, Cost $99,810) (c)(e)(g)	4.900%		03/01/2022	108,327
					2,377,958
REAL ESTATE: 0.4%
1,000,000	Bio City Development	8.000%		07/06/2018	997,500
500,000	Evergrande Real Estate Group Ltd. (b)	13.000%		01/27/2015	505,625
500,000	Renhe Commercial Holdings Co. Ltd. (b)	13.000%		03/10/2016	250,000
254,767,000	Stroika Finance Ltd. (b)(f)	7.100%	(a)	06/25/2019	980,030
					2,733,155
RESTAURANTS: 0.8%
2,000,000	DineEquity, Inc., Callable 10/30/2014	9.500%		10/30/2018	2,255,000
1,175,000	NPC International, Inc., Callable 01/15/2016	10.500%		01/15/2020	1,351,250
1,100,000	Seminole Hard Rock Entertainment, Inc. (Acquired 03/22/2012, Cost $1,088,480) (c)(e)(g)	2.889%	(a)	03/15/2014	1,089,000
					4,695,250
RETAILERS: 2.4%
1,150,000	AAH Holdings Corp (Acquired 07/19/2012 - 07/26/2012, Aggregate Cost $1,170,215), Callable 08/01/2015 (c)(e)(g)	8.875%		08/01/2020	1,224,750
1,050,000	Academy Ltd / Academy Finance Corp. (Acquired 07/25/2011 - 06/13/2012, Aggregate Cost $1,061,365), Callable 08/01/2014 (c)(e)(g)	9.250%		08/01/2019	1,153,688
275,000	Express LLC/Express Finance, Callable 03/01/2014	8.750%		03/01/2018	301,125
1,200,000	Gymboree Corp./The, Callable 12/01/2014	9.125%		12/01/2018	1,141,500
350,000	Limited Brands Inc.	5.625%		02/15/2022	377,125
350,000	Limited Brands Inc.	8.500%		06/15/2019	421,750
1,700,000	Michaels Stores, Inc., Callable 11/01/2014	7.750%		11/01/2018	1,823,249
2,025,000	Needle Merger Corp. (Acquired 03/03/2011 - 07/18/2012, Aggregate Cost $2,006,442), Callable 03/15/2014 (c)(e)(g)	8.125%		03/15/2019	2,065,500
350,000	Penske Automotive Group, Inc. (Acquired 08/14/2012, Cost $350,000), Callable 10/01/2017 (c)(e)(g)	5.750%		10/01/2022	358,750
1,125,000	PETCO Animal Supplies Stores, Inc. (Acquired 11/19/2010 - 06/01/2012, Aggregate Cost $1,173,805), Callable 12/01/2013 (c)(e)(g)	9.250%		12/01/2018	1,248,750
150,000	QVC Inc. (Acquired 03/17/2010, Cost $150,000), Callable 04/15/2013 (c)(e)(g)	7.125%		04/15/2017	158,281
200,000	QVC Inc. (Acquired 09/24/2009, Cost $200,392), Callable 10/01/2014 (c)(e)(g)	7.500%		10/01/2019	221,301
175,000	Sally Holdings LLC, Callable 06/01/2017	5.750%		06/01/2022	186,375
1,075,000	Sally Holdings LLC, Callable 11/15/2015	6.875%		11/15/2019	1,195,938
1,150,000	Yankee Candle Co., Inc./The, Callable 02/15/2013	9.750%		02/15/2017	1,207,500
1,375,000	Yankee Candle Co., Inc./The, Callable 02/15/2013	10.250%		02/15/2016	1,423,125
					14,508,707
SERVICES: 0.7%
1,225,000	Carlson Wagonlit B.V. (Acquired 05/09/2012 - 06/27/2012, Aggregate Cost $1,242,196), Callable 06/15/2015 (b)(c)(e)(g)	6.875%		06/15/2019	1,286,250
1,175,000	Garda World Security Corp. (Acquired 03/08/2010 - 04/19/2012, Aggregate Cost $1,220,314), Callable 03/15/2014 (b)(c)(e)(g)	9.750%		03/15/2017	1,227,875
800,000	Monitronics International, Inc., Callable 04/01/2016	9.125%		04/01/2020	832,000
300,000	Reliance Intermediate Holdings (Acquired 07/23/2009 and 08/06/2009, Cost $144,367 and $147,750, respectively), Callable 12/15/2014 (b)(c)(e)(g)	9.500%		12/15/2019	343,500
425,000	West Corp., Callable 11/15/2014	7.875%		01/15/2019	437,750
					4,127,375
SOVEREIGN: 0.7%
1,190,000	City Of Kyiv (b)	9.375%		07/11/2016	1,095,800
1,000,000	EXIM of Ukraine CJSC/The Via Credit Suisse First Boston International (b)	5.793%	(a)	02/09/2016	813,500
2,000,000	Republic of Belarus (b)	8.750%		08/03/2015	1,977,500
200,000	Republic of Croatia (b)	6.250%		04/27/2017	216,500
					4,103,300
TECHNOLOGY: 7.4%
750,000	Advanced Micro Devices, Inc., Callable 08/01/2015	7.750%		08/01/2020	761,250
725,000	Advanced Micro Devices, Inc., Callable 12/15/2013	8.125%		12/15/2017	763,121
1,150,000	Allen Systems Group, Inc. (Acquired 11/12/2010 - 02/28/2012, Aggregate Cost $1,105,435), Callable 11/15/2013 (c)(e)(f)(g)	10.500%		11/15/2016	747,500
1,175,000	Aspect Software Inc., Callable 05/15/2014	10.625%		05/15/2017	1,207,313
1,525,000	Audatex North America Inc. (Acquired 06/10/2011 - 04/10/2012, Aggregate Cost $1,556,332), Callable 06/15/2014 (c)(e)(g)	6.750%		06/15/2018	1,627,937
1,775,000	CDW LLC / CDW Finance, Callable 04/01/2015	8.500%		04/01/2019	1,930,312
525,000	CDW LLC / CDW Finance, Callable 10/15/2012	12.535%		10/12/2017	560,438
1,775,000	CommScope, Inc. (Acquired 01/11/2011 - 06/15/2012, Aggregate Cost $1,829,038), Callable 01/15/2015 (c)(e)(g)	8.250%		01/15/2019	1,916,999
1,325,000	Compucom Systems Inc. (Acquired 07/20/2009 - 04/17/2012, Aggregate Cost $1,332,738), Callable 10/01/2012 (c)(e)(g)	12.500%		10/01/2015	1,374,688
1,825,000	Eagle Parent Inc., Callable 05/01/2015	8.625%		05/01/2019	1,925,374
1,075,000	Emdeon, Inc. (Acquired 10/14/2011 - 05/29/2012, Aggregate Cost $1,157,424), Callable 12/31/2015 (c)(e)(g)	11.000%		12/31/2019	1,220,125
400,000	Fidelity National Information Services, Inc., Callable 07/15/2014	7.875%		07/15/2020	447,000
1,250,000	First American Corp./The, Callable 06/01/2016	7.250%		06/01/2021	1,353,125
250,000	First Data Corp. (Acquired 03/09/2012, Cost $248,750), Callable 06/15/2015 (c)(e)(g)	7.375%		06/15/2019	257,813
450,000	First Data Corp. (Acquired 07/13/2011 - 08/10/2011, Aggregate Cost $423,213), Callable 01/15/2016 (c)(e)(g)	8.250%		01/15/2021	448,875
2,400,000	First Data Corp. (Acquired 07/21/2011 - 08/31/2012, Aggregate Cost $2,309,602), Callable 01/15/2016 (c)(e)(g)	8.750%		01/15/2022	2,417,999
675,000	Freescale Semiconductor, Inc. (Acquired 04/07/2010 - 04/11/2011, Aggregate Cost $689,215), Callable 04/15/2014 (c)(e)(g)	9.250%		04/15/2018	734,063
900,000	Freescale Semiconductor, Inc., Callable 08/01/2015	10.750%		08/01/2020	974,250
675,000	GXS Worldwide Inc., Callable 06/15/2013	9.750%		06/15/2015	695,250
825,000	iGATE Corp., Callable 05/01/2014	9.000%		05/01/2016	905,438
1,125,000	Interactive Data Corp., Callable 08/01/2014	10.250%		08/01/2018	1,260,000
950,000	Iron Mountain Inc., Callable 10/01/2015	7.750%		10/01/2019	1,068,750
1,325,000	Kemet Corp., Callable 05/01/2014	10.500%		05/01/2018	1,344,875
900,000	Lawson Software (Acquired 03/29/2012 - 07/31/2012, Aggregate Cost $921,597), Callable 04/01/2015 (c)(e)(g)	9.375%		04/01/2019	999,000
1,650,000	Lawson Software (Acquired 06/30/2011 - 07/11/2012, Aggregate Cost $1,657,143), Callable 07/15/2015 (c)(e)(g)	11.500%		07/15/2018	1,880,999
675,000	Legend Acquisition Sub (Acquired 08/14/2012, Cost $666,185), Callable 08/15/2015 (c)(e)(g)	10.750%		08/15/2020	661,500
1,325,000	Lender Processing Services, Callable 10/01/2017	5.750%		04/15/2023	1,325,000
1,475,000	Lender Processing Services, Callable 07/01/2013	8.125%		07/01/2016	1,541,375
550,000	Magnachip Semiconductor S.A., Callable 04/15/2014 (b)	10.500%		04/15/2018	618,750
300,000	NCR Corp. (Acquired 09/12/2012, Cost $300,000), Callable 07/15/2017 (c)(e)(g)	5.000%		07/15/2022	303,000
325,000	Nuance Communications, Inc. (Acquired 08/09/2012 and 09/07/2012, Cost $175,000 and $155,222, respectively), Callable 08/15/2016 (c)(e)(g)	5.375%		08/15/2020	335,563
150,000	Seagate HDD Cayman, Callable 05/01/2015 (b)	6.875%		05/01/2020	159,938
1,000,000	Seagate HDD Cayman, Callable 05/01/2016 (b)	7.000%		11/01/2021	1,070,000
250,000	Seagate HDD Cayman, Callable 12/15/2014 (b)	7.750%		12/15/2018	276,250
375,000	Seagate Technology HDD Holdings (b)	6.800%		10/01/2016	415,313
875,000	Serena Software, Inc., Callable 03/15/2013	10.375%		03/15/2016	894,688
475,000	Sitel LLC/ Sitel Finance Corp., Callable 04/01/2014	11.500%		04/01/2018	344,375
1,375,000	Sophia LP/Financial Inc. (Acquired 01/11/2012 - 03/26/2012, Aggregate Cost $1,425,251), Callable 01/15/2015 (c)(e)(g)	9.750%		01/15/2019	1,478,125
1,250,000	Spansion LLC, Callable 11/15/2013	7.875%		11/15/2017	1,231,250
550,000	Stream Global Services Inc., Callable 10/01/2012	11.250%		10/01/2014	572,000
50,000	Sungard Data Systems Inc., Callable 11/15/2013	7.375%		11/15/2018	53,625
575,000	Sungard Data Systems Inc., Callable 11/15/2015	7.625%		11/15/2020	623,875
725,000	Sungard Data Systems Inc., Callable 08/15/2013	10.250%		08/15/2015	743,125
1,400,000	Syniverse Holdings, Inc., Callable 01/15/2015	9.125%		01/15/2019	1,505,000
1,200,000	Trans Union LLC (Acquired 03/02/2012 - 06/13/2012, Aggregate Cost $1,216,636), Callable 06/15/2014 (c)(e)(g)	9.625%	(a)	06/15/2018	1,308,000
525,000	Trans Union LLC, Callable 06/15/2014	11.375%		06/15/2018	618,188
850,000	Viasystems, Inc. (Acquired 04/24/2012 - 07/27/2012, Aggregate Cost $848,295), Callable 05/01/2015 (c)(e)(g)	7.875%		05/01/2019	847,875
					45,749,309
TELECOMMUNICATIONS: 0.4%
1,000,000	VimpelCom Holdings BV (b)	7.504%		03/01/2022	1,048,750
1,000,000	Wind Acquisition Holding, Callable 07/15/2013 (b)	12.250%		07/15/2017	790,000
675,000	Windstream Corp., Callable 09/01/2014	8.125%		09/01/2018	729,000
					2,567,750
TRANSPORTATION: 0.3%
550,000	Azerbaijan Railways (b)	8.250%		02/18/2016	595,320
825,000	Hertz Corp., Callable 04/15/2015	6.750%		04/15/2019	870,375
175,000	Hertz Corp., Callable 10/15/2014	7.500%		10/15/2018	189,000
					1,654,695
UTILITY - ELECTRIC: 1.2%
1,150,000	Calpine Corp. (Acquired 12/01/2011 - 06/13/2012, Aggregate Cost $1,207,987), Callable 11/01/2015 (c)(e)(g)	7.500%		02/15/2021	1,242,000
2,000,000	Dtek Finance BV (b)	9.500%		04/28/2015	2,000,000
75,000	Energy Future Intermediate Holding Co. LLC (Acquired 08/09/2012, Cost $75,000), Callable 02/15/2015 (c)(e)(g)	6.875%		08/15/2017	77,625
700,000	Energy Future Intermediate Holding Co. LLC, Callable 12/01/2015	10.000%		12/01/2020	787,500
700,000	Energy Future Intermediate Holding Co. LLC (Acquired 02/01/2012 and 08/09/2012, Cost $295,605 and $408,954, respectively), Callable 03/01/2017 (c)(e)(g)	11.750%		03/01/2022	743,750
150,000	NRG Energy Inc.	7.625%		01/15/2018	162,375
800,000	NRG Energy Inc., Callable 05/15/2014	7.625%		05/15/2019	848,000
875,000	NRG Energy Inc., Callable 05/15/2016	7.875%		05/15/2021	951,563
575,000	NRG Energy Inc., Callable 09/01/2015	8.250%		09/01/2020	626,750
100,000	Texas Competitive Electric Holdings Co. LLC (Acquired 04/14/2011, Cost $99,295), Callable 04/01/2016 (c)(e)(g)	11.500%		10/01/2020	78,250
					7,517,813
UTILITY - NATURAL GAS: 1.5%
1,150,000	Crosstex Energy/ Crosstex Energy Finance, Callable 02/15/2014	8.875%		02/15/2018	1,230,500
675,000	El Paso Corp.	6.500%		09/15/2020	757,803
400,000	El Paso Corp.	7.250%		06/01/2018	460,610
1,950,000	Energy Transfer Equity LP	7.500%		10/15/2020	2,213,250
900,000	Holly Energy Partners LP (Acquired 02/28/2012 - 05/30/2012, Aggregate Cost $900,960), Callable 03/01/2016 (c)(e)(g)	6.500%		03/01/2020	945,000
150,000	Holly Energy Partners LP, Callable 03/15/2014	8.250%		03/15/2018	161,250
925,000	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., Callable 12/15/2016	6.250%		06/15/2022	994,375
200,000	Regency Energy Partners LP, Callable 10/15/2017	5.500%		04/15/2023	202,250
125,000	Regency Energy Partners LP, Callable 12/01/2014	6.875%		12/01/2018	133,438
227,000	Regency Energy Partners LP, Callable 06/01/2013	9.375%		06/01/2016	247,714
189,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. (Acquired 01/19/2011 and 11/16/2011, Cost $125,518 and $62,003, respectively), Callable 08/01/2016 (c)(e)(g)	7.375%		08/01/2021	201,758
464,000	Suburban Propane Partners LP/Suburban Energy Finance Corp. (Acquired 09/13/2010 and 01/17/2012, Cost $84,161 and $384,978, respectively), Callable 10/01/2014 (c)(e)(g)	7.500%		10/01/2018	496,480
200,000	Targa Resources Partners (Acquired 01/26/2012, Cost $200,000), Callable 02/01/2017 (c)(e)(g)	6.375%		08/01/2022	212,000
675,000	Targa Resources Partners, Callable 02/01/2016	6.875%		02/01/2021	732,375
					8,988,803
WIRELESS COMMUNICATIONS: 2.1%
450,000	Digicel Group Ltd. (Acquired 02/07/2012 and 02/23/2012, Cost $200,000 and $251,784, respectively), Callable 02/15/2016 (b)(c)(e)(g)	7.000%		02/15/2020	459,000
725,000	Digicel Group Ltd. (Acquired 11/23/2009 - 04/25/2012, Aggregate Cost $748,559), Callable 09/01/2013 (b)(c)(e)(g)	8.250%		09/01/2017	783,000
900,000	Digicel Group Ltd. (Acquired 09/05/2012, Cost $900,000), Callable 09/30/2016) (b)(c)(e)(g)	8.250%		09/30/2020	945,000
600,000	Digicel Group Ltd. (Acquired 11/29/2011 - 06/11/2012, Aggregate Cost $610,454), Callable 04/15/2014 (b)(c)(e)(g)	10.500%		04/15/2018	652,500
450,000	Digicel Group Ltd. (Acquired 07/09/2009 - 01/05/2010, Aggregate Cost $462,905), Callable 04/01/2013 (b)(c)(e)(g)	12.000%		04/01/2014	501,750
100,000	Level 3 Communications, Inc. (Acquired 07/18/2012, Cost $100,000), Callable 06/01/2015 (c)(e)(g)	8.875%		06/01/2019	105,000
1,150,000	Level 3 Financing, Inc., Callable 07/01/2015	8.125%		07/01/2019	1,221,875
475,000	Level 3 Financing, Inc., Callable 01/15/2016	8.625%		07/15/2020	513,000
1,175,000	MetroPCS Wireless, Inc., Callable 11/15/2015	6.625%		11/15/2020	1,230,813
550,000	MetroPCS Wireless, Inc., Callable 09/01/2014	7.875%		09/01/2018	594,000
3,050,000	Sprint Capital Corp.	6.875%		11/15/2028	2,806,000
1,400,000	Sprint Capital Corp.	6.900%		05/01/2019	1,452,500
600,000	Sprint Nextel Corp. (Acquired 02/27/2012, Cost $600,000) (c)(e)(g)	7.000%		03/01/2020	672,000
675,000	Sprint Nextel Corp. (Acquired 11/04/2011 and 12/13/2011, Cost $625,000 and $51,489, respectively) (c)(e)(g)	9.000%		11/15/2018	810,000
					12,746,438
TOTAL CORPORATE BONDS
	(Cost $372,938,995)				384,507,055

ASSET BACKED SECURITIES: 4.5%
20,102,913	BT SPE, LLC (Acquired 07/06/2011, Cost $20,102,913) (e)(f)(g)(i)	9.250%		06/06/2016	20,095,274
3,500,000	Start VII CLO Ltd. CLN (b)	15.408%	(a)	06/09/2016	3,636,570
4,235,294	Yapi Dpr Finance (b)	1.070%	(a)	11/21/2014	4,043,266
					27,775,110
TOTAL ASSET BACKED SECURITIES
	(Cost $27,685,759)				27,775,110

FOREIGN GOVERNMENT AGENCY ISSUES: 0.7%
1,489,248	Ghana Government Bond (b)	14.250%		07/25/2016	723,057
2,576,911	Republic of Bosnia & Herzegovina (b)(f)	1.696%	(a)	12/11/2017	2,566,381
1,200,000	Russia-Eurobond (b)	3.250%		04/04/2017	1,262,736
					4,552,174
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES
	(Cost $4,761,321)				4,552,174

MORTGAGE BACKED SECURITY: 0.2%
1,000,000	Sea Lane	14.400%	(a)	02/12/2016	1,030,230
TOTAL MORTGAGE BACKED SECURITY
	(Cost $1,000,000)				1,030,230

LOANS: 23.3% (a)
AEROSPACE: 0.5%
295,204	AM General Corp.	3.259%		09/30/2013	284,133
160,000	AWAS Aviation (d)	0.000%		06/26/2018	160,000
534,004	Dae Aviation Holdings, Inc.	5.450%		07/31/2014	532,670
170,000	Fly Leasing	6.750%		08/06/2018	170,071
633,625	Huntington Ingalls Industries	2.750%		03/23/2016	627,288
274,861	Sequa Corp.	3.720%		12/03/2014	273,761
148,875	Sequa Corp.	6.250%		12/03/2014	149,992
230,000	Six3 Systems, Inc. (d)	0.000%		09/28/2019	227,700
109,446	Tasc Inc.	4.500%		12/15/2015	109,200
275,100	Transdigm Inc.	4.000%		02/14/2017	276,285
					2,811,100
BROADCASTING: 1.2%
101,676	Barrington Broadcasting Group LLC	7.500%		05/08/2017	102,354
350,000	Clear Channel Communications, Inc.	3.656%		07/30/2014	328,475
1,304,525	Clear Channel Communications, Inc.	3.866%		01/28/2016	1,046,229
124,774	Clear Channel Communications, Inc.	3.866%		01/29/2016	100,652
1,263,995	Clear Channel Communications, Inc.	3.882%		01/29/2016	1,032,608
1,363,585	Cumulus Media, Inc.	5.750%		07/22/2018	1,369,270
75,000	Cumulus Media, Inc.	7.500%		01/22/2019	75,675
18,419	Emmis Communications	7.580%		11/01/2013	18,108
169,680	Entercom Radio, LLC	7.250%		11/17/2018	171,907
1,113,421	Gray Television, Inc.	3.740%		12/31/2014	1,110,983
293,743	Hubbard Radio, LLC	5.250%		04/09/2017	295,946
90,000	Hubbard Radio, LLC	8.750%		04/09/2018	91,350
670,000	LIN Television Corp. (d)	0.000%		06/20/2013	676,700
439,826	Radio One	7.500%		03/31/2016	441,475
67,343	Univision Communications, Inc.	2.216%		09/29/2014	67,091
205,622	Univision Communications, Inc.	4.466%		03/29/2017	202,949
					7,131,772
CABLE/WIRELESS VIDEO: 1.1%
130,000	Atlantic Broadband Finance, LLC (d)	0.000%		09/20/2019	130,975
250,000	Atlantic Broadband Finance, LLC	5.250%		04/03/2019	250,178
140,000	Atlantic Broadband Finance, LLC	9.750%		10/03/2019	145,985
351,765	Bresnan Communications, LLC	4.500%		12/14/2017	353,084
1,069,625	Cequel Communications, LLC	5.250%		02/10/2019	1,073,187
1,551,014	Charter Communications Operating, LLC	2.716%		07/28/2014	1,545,632
353,225	Charter Communications Operating, LLC	4.000%		05/05/2019	354,475
520,000	Kabel Deutschland GMBH	4.250%		02/01/2019	522,493
260,000	MCC Iowa	4.000%		01/15/2020	258,700
337,238	MCC Iowa	4.500%		10/23/2017	334,988
325,875	San Juan Cable, LLC	6.000%		05/31/2017	324,858
525,000	San Juan Cable, LLC	8.908%		06/09/2018	528,281
740,000	UPC Financing Partnership	4.750%		12/31/2017	742,960
85,000	WaveDivision Escrow LLC/WaveDivision Escrow Corp. (d)	0.000%		08/09/2019	85,901
443,888	WideOpenWest Finance, LLC	6.250%		07/12/2018	447,106
					7,098,803
CHEMICALS: 0.6%
367,776	Ascend Performance Materials Operations LLC	6.750%		04/04/2018	366,397
717,586	Ashland, Inc.	3.750%		07/12/2018	721,907
126,213	Hexion Specialty Chemicals, Inc.	8.000%		05/05/2013	121,164
113,013	Huntsman International LLC	2.545%		06/30/2016	112,589
229,733	Huntsman International LLC	2.795%		04/19/2017	229,322
646,750	Ineos Group Holdings Plc	6.500%		05/27/2018	654,430
109,175	Polyone Corp.	5.000%		11/01/2017	109,557
686,603	Styron LLC	8.000%		08/02/2017	656,757
164,175	Taminco Global	5.250%		05/31/2019	165,662
344,099	Univar, Inc.	5.000%		07/02/2017	342,141
					3,479,926
CONSUMER DURABLES: 0.1%
600,000	Serta Simmons Holdings LLC (d)	0.000%		09/19/2019	597,108
CONSUMER NON-DURABLES: 0.2%
113,725	ACCO Brands Corp.	4.250%		03/08/2019	114,602
503,738	Bausch & Lomb Inc.	5.250%		05/14/2019	508,880
196,855	Warnaco, Inc.	3.750%		06/30/2018	196,855
155,000	Wilton Brands, LLC	7.500%		08/22/2018	155,775
					976,112
DIVERSIFIED MEDIA: 1.4%
838,738	Affinion Group Inc.	5.000%		04/19/2016	766,086
607,313	AMC Networks Inc.	4.000%		12/22/2018	607,313
54,530	Cengage Learning, Inc.	2.470%		07/03/2014	51,906
339,150	EMI Music Publishing Ltd.	5.500%		03/05/2018	342,796
213,925	Formula One	5.750%		04/23/2017	215,797
136,500	Getty Images, Inc.	3.982%		11/14/2015	136,406
972,174	Harland Clark Holdings	5.466%		06/30/2017	870,096
995,325	IMG World Wide Inc. (f)	5.500%		06/16/2016	994,080
715,204	Instant Web Inc.	3.591%		08/07/2014	549,513
492,500	Kasima, LLC	5.000%		03/31/2017	491,269
305,959	Live Nation, Inc.	4.500%		11/06/2016	306,853
91,771	Merrill Corp.	9.750%		12/22/2012	88,789
532,235	Nielsen Finance LLC	3.978%		05/02/2016	534,231
418,825	Summit Entertainment LLC	6.750%		09/22/2016	417,777
195,000	Van Wagner Communications, LLC	8.250%		08/01/2018	197,073
1,841,688	Village Roadshow Films, Ltd. (f)	5.500%		05/27/2015	1,830,176
213,939	Weather Channel, Inc./ The	4.250%		02/11/2017	215,009
					8,615,170
ENERGY: 4.3%
799,963	Aventine Renewable Energy Holdings, Inc. (f)	12.500%		12/20/2015	407,981
4,791,667	Bashneft (b)	1.767%		08/16/2014	4,695,832
935,000	Chesapeake Energy Corp.	8.500%		12/02/2017	939,039
405,049	CITGO Petroleum Corp.	8.000%		06/24/2015	407,411
1,885,000	Energy Transfer Equity LP	3.750%		03/23/2017	1,883,662
3,125,000	Glencore International (b)	2.162%		07/12/2013	3,015,625
1,469,638	Glenn Pool Oil & Gas Trust	4.500%		06/01/2016	1,469,638
1,687,950	MEG Energy Corp.	4.000%		03/16/2018	1,692,693
1,657,573	Obsidian Natural Gas Trust	7.000%		11/02/2016	1,657,573
4,000,000	PT Bumi Resources Tbk (b)	11.228%		08/30/2013	4,087,999
2,884,615	Rosneft (b)	1.169%		02/22/2013	2,862,981
3,548,387	Sonangol Finance (b)	1.216%		10/15/2014	3,433,065
					26,553,499
FINANCIALS: 1.7%
145,000	American Capital Holdings, Inc.	5.500%		08/15/2016	145,000
1,558,157	Asurion Corp.	5.500%		05/20/2018	1,566,929
89,172	Asurion Corp.	9.000%		05/20/2019	92,070
591,365	BNY ConvergEx Group, LLX	5.250%		12/30/2016	568,698
265,000	BNY ConvergEx Group, LLX	8.750%		12/30/2017	245,125
150,000	CNO Financial Group, Inc. (Conseco) (d)	0.000%		09/20/2016	150,225
60,000	CNO Financial Group, Inc. (Conseco) (d)	0.000%		09/20/2018	60,150
695,000	Delos Aircraft Inc.	4.750%		04/04/2016	702,819
1,235,424	iStar Financial Inc.	5.000%		06/28/2013	1,237,228
981,850	iStar Financial Inc.	5.250%		03/19/2016	985,041
940,000	iStar Financial Inc.	7.000%		06/30/2014	938,430
175,000	iStar Financial Inc.	7.000%		03/19/2017	177,625
1,005,636	JSC BTA Bank (f)	4.728%		09/30/2013	402,254
284,100	Nuveen Investments Inc.	5.947%		11/13/2014	282,089
185,900	Nuveen Investments Inc.	5.947%		05/13/2017	184,390
420,000	Residential Capital, LLC	5.000%		11/13/2014	421,050
65,000	Residential Capital, LLC	6.750%		11/14/2013	65,894
1,935,000	Springleaf Finance Funding Co.	5.500%		05/10/2017	1,892,914
64,838	USI Holdings Corp.	5.750%		05/05/2014	64,838
554,068	Virtu Financial LLC	7.500%		07/07/2016	554,068
					10,736,837
FOOD & DRUG: 0.1%
918,827	Dunkin Finance Corp.	4.000%		11/23/2017	916,815
FOOD & TOBACCO: 0.5%
285,000	Blue Buffalo Co., Ltd.	6.500%		08/07/2019	285,000
140,000	Brasa Holdings Inc.	7.500%		07/18/2019	140,000
125,000	Burger King Corp. (d)	0.000%		09/26/2019	125,000
340,979	Dean Foods Co.	1.595%		04/02/2014	338,777
256,600	JBS USA LLC	4.250%		05/25/2018	254,997
338,175	Landry's, Inc.	7.500%		04/25/2018	343,953
139,300	Pinnacle Foods Group Inc.	4.750%		09/29/2018	139,300
1,250,000	Valinor Public Ltd. (f)	9.935%		12/20/2012	937,499
260,000	Wendy's International	4.750%		04/20/2019	261,789
					2,826,315
FOREST PRODUCTS/CONTAINERS: 0.1%
94,749	Berry Plastics Corp.	2.216%		04/03/2015	94,092
160,000	Consolidated Container Co. LLC	6.250%		07/03/2019	162,350
365,000	Reynolds Group (d)	0.000%		09/21/2018	366,172
					622,614
GAMING/LEISURE: 0.7%
145,000	Cannery Casino Resorts, LLC (d)	0.000%		09/25/2018	144,819
166,556	CCM Merger, Inc.	6.000%		03/01/2017	168,222
707,944	Cedar Fair-Canada (b)	4.000%		12/15/2017	711,781
59,850	Harrahs Entertainment Inc. (d)	0.000%		02/02/2015	58,172
210,000	Harrahs Entertainment Inc.	3.217%		01/28/2015	203,400
348,000	Harrahs Entertainment Inc.	5.467%		03/01/2018	315,594
327,584	Las Vegas Sands	1.720%		05/23/2014	326,972
249,035	Las Vegas Sands	2.720%		11/23/2015	247,790
914,860	Las Vegas Sands	3.030%		11/23/2016	910,284
95,000	Peninsula Gaming, LLC (d)	0.000%		08/03/2017	96,366
506,825	SeaWorld Parks & Entertainment, Inc.	4.000%		08/14/2017	508,198
204,218	Seminole Indian Tribe of Florida	1.961%		03/05/2014	203,606
250,000	Seven Seas Cruises	6.250%		12/16/2018	250,938
					4,146,142
HEALTH CARE: 2.2%
110,000	Alkermes, Inc (d)	0.000%		09/18/2016	110,000
110,000	Alkermes, Inc (d)	0.000%		09/18/2019	110,413
690,845	Ardent Health Services LLC	6.500%		09/14/2015	693,436
578,494	Axcan Intermediate Holdings, Inc.	5.500%		02/09/2017	577,950
1,191,319	Carestream Health Holdings, Inc.	5.000%		02/25/2017	1,179,906
586,996	Community Health Systems, Inc.	3.923%		01/25/2017	589,015
432,201	ConvaTec Healthcare	5.750%		12/22/2016	432,672
300,000	DaVita Inc. (d)	0.000%		09/01/2019	301,178
644,572	Drumm Investors LLC	5.000%		04/28/2018	619,865
1,105,000	HCA, Inc.	3.466%		05/01/2018	1,105,696
500,000	HCA, Inc.	3.612%		03/31/2017	500,470
480,000	Hologic, Inc.	4.500%		07/19/2019	486,650
720,875	INC Research, Inc.	7.000%		07/11/2018	726,282
292,788	Kinetic Concepts, Inc	6.500%		11/04/2016	294,064
490,000	Par Pharmaceutical Companies (d)	0.000%		09/18/2019	488,898
356,127	RCHP, Inc.	8.000%		11/02/2018	356,127
2,596,645	Royalty Pharma	4.000%		05/01/2018	2,604,434
253,889	Royalty Pharma	4.000%		11/09/2018	255,319
390,402	Universal Health Services, Inc.	5.000%		11/15/2016	390,988
140,000	Valeant Pharmaceuticals International (d)	0.000%		02/27/2019	140,307
130,000	Valeant Pharmaceuticals International (d)	0.000%		09/27/2019	130,065
338,300	Valeant Pharmaceuticals International	4.750%		02/08/2019	339,146
293,317	Vanguard Health Systems	5.000%		01/15/2016	294,490
739,065	Warner Chilcott	4.250%		03/16/2018	739,530
					13,466,901
HOUSING: 1.2%
2,556,412	Capital Automotive LP	5.250%		03/10/2017	2,571,316
1,130,688	CB Richard Ellis Services, Inc.	3.482%		03/05/2018	1,130,688
2,826,235	CB Richard Ellis Services, Inc.	5.750%		09/04/2019	2,825,047
649,665	Crown Castle International Corp.	4.000%		01/25/2019	652,137
324,482	Realogy Corp.	4.478%		10/10/2016	320,020
25,326	Realogy Corp.	6.719%		10/10/2016	24,978
					7,524,186
INFORMATION TECHNOLOGY: 1.0%
96,964	Airvana Network Solutions, Inc.	10.000%		03/26/2014	97,005
318,541	Avaya Inc.	3.177%		12/10/2014	308,928
180,000	Blackboard Inc. (d)	0.000%		10/04/2018	181,294
514,973	CDW LLC/CDW Finance	4.000%		07/15/2017	507,248
210,850	Cinedigm Digital Funding I	5.250%		04/21/2016	211,377
95,000	CPM Holdings, Inc.	6.250%		08/16/2017	94,763
40,000	First Data Corp. (d)	0.000%		09/30/2018	39,233
11,212	First Data Corp.	3.066%		09/24/2014	11,176
161,700	Flexera Software, LLC	7.500%		10/02/2017	161,970
764,376	Freescale Semiconductor, Inc.	4.481%		12/01/2016	745,749
238,800	Genesys Telecommunications, Inc.	6.750%		01/25/2019	242,501
613,155	Interactive Data Corp.	4.500%		02/11/2018	615,964
460,000	Lawson Software (d)	0.000%		04/05/2018	461,150
235,813	Lawson Software	5.750%		10/30/2016	238,024
225,508	Microsemi Corp.	4.000%		02/02/2018	226,635
225,000	New Breed Logistics (d)	0.000%		09/21/2019	224,156
425,000	Oberthur Technologies	6.252%		03/30/2019	419,156
310,000	Presidio, Inc.	5.750%		03/08/2017	306,900
134,663	Semtech Corp	4.250%		03/15/2017	135,336
129,675	Shield Finance (aka Sophos)	6.500%		05/04/2019	129,999
192,557	SS&C Technologies, Inc.	5.000%		05/23/2019	194,242
493,763	Syniverse Holdings, Inc.	5.000%		04/20/2019	494,380
247,501	Telx Group, Inc.	6.250%		09/22/2017	248,325
159,600	WestCorp	5.750%		06/10/2018	161,528
					6,457,039
MANUFACTURING: 0.3%
363,623	Allison Transmission, Inc.	2.720%		08/07/2014	363,670
314,475	Allison Transmission, Inc.	4.250%		08/15/2019	315,000
356,210	Frac Tech International	8.500%		05/06/2016	342,599
195,000	Genpact International, Inc.	4.250%		08/17/2019	195,488
363,025	Goodman Global Group, Inc.	5.750%		10/28/2016	363,025
63,636	Goodman Global Group, Inc.	9.000%		10/28/2017	64,432
231,462	NACCO Materials Handling Group	5.000%		11/08/2018	230,015
178,938	Wabash National Corp.	7.000%		05/02/2019	180,727
					2,054,956
METALS/MINERALS: 0.4%
177,379	American Rock Salt Co. LLC	5.500%		04/19/2017	174,363
154,613	Arch Coal, Inc.	5.750%		05/16/2018	155,656
165,000	Essar Steal Algoma Inc.	8.750%		09/18/2014	165,413
1,233,237	Novelis Inc.	4.000%		03/10/2017	1,232,312
546,082	Walter Energy Corp.	4.000%		03/04/2018	543,013
					2,270,757
RETAIL: 0.5%
194,513	Ascena Retail Group, Inc.	4.750%		06/08/2018	195,485
140,000	BJ's Wholesale Club, Inc. (d)	0.000%		09/20/2019	140,525
280,000	Collective Brands, Inc. (d)	0.000%		09/19/2019	280,526
132,902	Collective Brands, Inc.	2.971%		08/01/2014	132,777
106,294	Gymboree Corp./The	5.000%		04/11/2018	103,487
348,250	HMK Intermediate Holdings, LLC	7.250%		03/30/2018	349,121
69,647	J. Crew Group, Inc	4.750%		02/10/2018	69,399
265,990	Leslie's Poolmart, Inc.	4.500%		11/30/2017	264,163
195,000	Party City Holdings Inc.	5.750%		07/23/2019	197,291
379,949	PETCO Animal Supplies Stores, Inc.	4.500%		11/24/2017	381,139
95,000	Pilot Travel Centers LLC	4.250%		08/06/2019	95,594
194,513	Savers, Inc.	7.250%		07/09/2019	196,549
573,675	Toys R Us-Delaware, Inc.	5.250%		05/25/2018	562,918
					2,968,974
SERVICES: 0.6%
234,844	Acosta, Inc.	5.000%		02/14/2018	235,513
99,750	Acosta, Inc.	5.750%		03/01/2018	99,875
225,000	Advanced Disposal Services Waste Holdings, Inc. (d)	0.000%		09/25/2019	225,986
304,238	Alix Partners, LLP	6.500%		05/31/2019	309,055
462,724	Aramark Corp.	2.237%		01/27/2014	460,739
37,276	Aramark Corp.	3.990%		01/27/2014	37,116
100,000	Avis Budget Car Rental, LLC (d)	0.000%		03/15/2019	101,000
238,800	Avis Budget Car Rental, LLC	4.250%		03/02/2019	240,591
75,918	Avis Budget Car Rental, LLC	6.250%		09/21/2018	76,260
65,000	Corporate Executive Board Co./The	5.000%		08/02/2019	65,163
165,000	Harbor Freight Tools USA, Inc.	5.500%		11/10/2017	165,584
231,475	Hertz Corp.	3.750%		03/04/2018	230,639
222,692	Moneygram Payment Systems Worldwide, Inc.	4.250%		05/01/2017	222,042
64,239	Monitronics International, Inc.	5.500%		03/23/2018	64,801
184,075	Protection One, Inc.	5.750%		03/16/2019	186,146
375,524	Sedgwick CMS Holdings, Inc.	5.000%		12/31/2016	375,749
285,174	Vertafore, Inc.	5.250%		07/29/2016	285,317
129,675	Wolverine Healthcare Analytics, Inc.	5.750%		06/15/2019	130,607
					3,512,183
SOVEREIGN: 0.3%
2,000,000	Kenya Ministry Of Finance	5.459%		05/15/2014	1,962,500
TELECOMMUNICATIONS: 1.7%
803,925	DigitalGlobe, Inc.	5.750%		10/07/2018	804,681
537,625	Integra Telecom	9.250%		04/15/2015	534,491
585,000	Intelsat Jackson Holdings (b)(d)	0.000%		04/02/2018	586,644
450,000	Intelsat Jackson Holdings (b)	3.221%		02/01/2014	446,625
2,349,355	Intelsat Jackson Holdings (b)	5.250%		03/17/2018	2,350,834
590,000	Level 3 Communications, Inc. (d)	0.000%		08/01/2019	590,000
145,000	Level 3 Communications, Inc.	5.250%		08/01/2019	145,635
3,815,000	Level 3 Communications, Inc.	5.750%		09/01/2018	3,813,397
75,000	SBA Senior Finance II LLC (d)	0.000%		09/20/2019	75,219
94,763	Windstream Corp.	4.000%		08/03/2019	95,051
917,700	Zayo Group, LLC	7.125%		06/14/2018	928,410
					10,370,987
TRANSPORTATION: 0.9%
3,000,000	A'ayan Leasing (f)(i)	3.349%		04/13/2011	510,000
80,000	August Holding Co.	6.250%		04/27/2018	80,800
2,940,000	Azerbaijan Railways (b)	4.216%		12/17/2014	2,866,500
951,385	Delphi Corp.	3.500%		03/31/2017	952,973
403,109	HHI Holdings LLC	7.750%		03/18/2017	402,101
130,000	Navistar International Corp.	7.000%		08/16/2017	131,300
429,281	Pinafore, LLC	4.250%		09/29/2016	430,174
441,184	Remy International	6.250%		12/17/2016	441,184
					5,815,032
UTILITY: 1.2%
1,343,117	AES Corp.	4.250%		05/25/2018	1,349,269
610,000	Astoria Generating Co. Acquisitions, LLC	3.970%		08/23/2013	599,831
365,000	Calpine Corp. (d)	0.000%		09/28/2019	363,175
722,226	Calpine Corp.	4.500%		03/04/2018	722,905
83,938	Calpine Corp.	4.500%		04/01/2018	84,016
4,025,496	Interpipe Ukraine (b)	5.445%		03/06/2014	2,998,995
215,000	NGPL Pipeco LLC	6.750%		05/16/2017	218,853
352,697	NRG Energy Inc.	4.000%		06/10/2018	354,020
1,000	TPF Generation Holdings, LLC	4.711%		12/13/2014	996
59,241	TPF Generation Holdings, LLC	4.810%		12/15/2013	58,945
684,899	TXU Energy Co. LLC	4.938%		10/10/2017	470,443
					7,221,448
WIRELESS COMMUNICATIONS: 0.5%
411,092	MetroPCS Wireless, Inc.	4.000%		03/15/2018	410,706
2,550,000	Vodafone Americas Finance (f)	6.875%		08/10/2015	2,626,500
					3,037,206
TOTAL LOANS
	(Cost $144,034,204)				143,174,382

WARRANTS: 0.3%
FINANCIAL SERVICES: 0.3%
6,339,000	Alliance Bank JSC (b)				1,204,880
1,838,100	Alliance Bank JSC (b)(c)				348,706
					1,553,586
TOTAL WARRANTS
	(Cost $3,224,005)				1,553,586

Principal Amount/Shares		Coupon Rate		Maturity Date	Value
SHORT TERM INVESTMENTS: 7.9%
COMMERCIAL PAPER: 1.0%
250,000	Astana Finance B.V., 7.88% (b)(f)(j)				30,520
2,500,000	Grupo Famsa S.A.B de C.V., 8.50% (b)				2,499,625
1,500,000	Grupo Senda Autotransportes, S.A. de C.V., 10.50%, Callable 10/03/2012 (b)(f)				1,552,500
2,000,000	Russian CP - Globex Euro (b)				1,945,002
					6,027,647

CORPORATE BONDS: 1.5%
2,000,000	Argentina Bonar Bonds Series VII (b)	7.000%		09/12/2013	1,996,000
5,000,000	Ex-Im Bk Ukraine (CS) (b)	6.800%		10/04/2012	4,995,000
2,300,000	Joint Stock Co. Kazkommertsbank (b)	12.850%		12/18/2012	2,317,250
					9,308,250

MONEY MARKET INVESTMENT: 5.4%
33,403,049	First American Government Obligations Fund, 0.02% (h)				33,403,049

TOTAL SHORT TERM INVESTMENTS
	(Cost $48,724,117)				48,738,946

TOTAL INVESTMENTS
	(Cost $602,368,401), 99.5%				611,331,483
OTHER ASSETS IN EXCESS OF LIABILITIES, 0.5%					3,347,129
TOTAL NET ASSETS, 100.0%					$614,678,612

(a) Variable Rate.
(b) Foreign security.
(c) 144A Security.
(d) Non-income Producing.
(e) Restricted that is comprised of 22.03% of net assets.
(f) Illiquid that is comprised of 5.77% of net assets.
(g) Private Placement.
(h) 7-Day Yield.
(i) Security fair valued by Valuation Committee as delegated by the Rochdale Investment Trust Board of Trustees that are comprised of 3.35% of net assets.
(j) Defaulted security that is comprised of 0.23% of net assets.

At September 30, 2012, the Portfolio had entered into "position hedge" forward currency exchange contracts that obligated the Portolio to deliver and receive specified amounts of currency in exchange for U.S. dollars at a specified future date. The terms of the open contracts are as follows:

Sale Contract Currency Amount Sold		Value at Settlement Date	Value at September 30, 2012	Unrealized Appreciation	Unrealized (Depreciation)
Euro	3,880,000	$5,013,736	$4,987,691	$26,045	$-
GBP	1,160,000	1,883,376	1,872,975	10,401	-
NOK	10,600,000	1,739,102	1,850,065	-	(110,963)
SEK	19,803,667	2,855,804	2,997,099	-	(141,295)
Total		11,492,018	11,707,830	36,446	(252,258)

Rochdale Fixed Income Opportunities Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds
Aerospace/Defense	$-	$4,065,875	$-	$4,065,875
Automotive	-	23,203,380	-	23,203,380
Building Materials	-	10,870,093	-	10,870,093
Chemicals	-	7,909,836	-	7,909,836
Construction Machinery	-	2,400,000	-	2,400,000
Consumer Products	-	10,901,683	-	10,901,683
Diversified Manufacturing/Operations	-	4,635,228	-	4,635,228
Energy	-	41,627,483	-	41,627,483
Entertainment	-	2,209,594	-	2,209,594
Environmental	-	331,500	-	331,500
Financial Institutions/Services	-	35,179,138	-	35,179,138
Food & Beverage	-	18,679,679	-	18,679,679
Gaming	-	13,345,625	-	13,345,625
Health Care	-	32,905,293	-	32,905,293
Industrials	-	16,991,491	-	16,991,491
Lodging	-	1,090,188	-	1,090,188
Materials	-	7,617,430	-	7,617,430
Media - Cable	-	5,496,000	-	5,496,000
Media - Non-Cable	-	19,411,010	-	19,411,010
Packaging	-	13,865,976	-	13,865,976
Paper	-	2,377,958	-	2,377,958
Real Estate	-	2,733,155	-	2,733,155
Restaurants	-	4,695,250	-	4,695,250
Retailers	-	14,508,707	-	14,508,707
Services	-	4,127,375	-	4,127,375
Sovereign	-	4,103,300	-	4,103,300
Technology	-	45,749,309	-	45,749,309
Telecommunications	-	2,567,750	-	2,567,750
Transportation	-	1,654,695	-	1,654,695
Utility - Electric	-	7,517,813	-	7,517,813
Utility - Natural Gas	-	8,988,803	-	8,988,803
Wireless Communications	-	12,746,438	-	12,746,438
Total Corporate Bonds	-	384,507,055	-	384,507,055

Asset Backed Securities	-	7,679,836	20,095,274	27,775,110

Foreign Government Agency Issues	-	4,552,174	-	4,552,174

Mortgage Backed Security	-	1,030,230	-	1,030,230

Loans
Aerospace	-	2,811,100	-	2,811,100
Broadcasting	-	7,131,772	-	7,131,772
Cable/Wireless Video	-	7,098,803	-	7,098,803
Chemicals	-	3,479,926	-	3,479,926
Consumer Durables	-	597,108	-	597,108
Consumer Non-Durables	-	976,112	-	976,112
Diversified Media	-	8,615,170	-	8,615,170
Energy	-	26,553,499	-	26,553,499
Financials	-	10,736,837	-	10,736,837
Food & Drug	-	916,815	-	916,815
Food & Tobacco	-	2,826,315	-	2,826,315
Forest Products/Containers	-	622,614	-	622,614
Gaming/Leisure	-	4,146,142	-	4,146,142
Health Care	-	13,466,901	-	13,466,901
Housing	-	7,524,186	-	7,524,186
Information Technology	-	6,457,039	-	6,457,039
Manufacturing	-	2,054,956	-	2,054,956
Metals/Minerals	-	2,270,757	-	2,270,757
Retail	-	2,968,974	-	2,968,974
Services	-	3,512,183	-	3,512,183
Sovereign	-	1,962,500	-	1,962,500
Telecommunications	-	10,370,987	-	10,370,987
Transportation	-	5,305,032	510,000	5,815,032
Utility	-	7,221,448	-	7,221,448
Wireless Communications	-	3,037,206	-	3,037,206
Total Loans	-	142,664,382	510,000	143,174,382

Warrants	-	1,553,586	-	1,553,586

Short Term Investments	39,430,696	9,308,250	-	48,738,946

Total Investments	$39,430,696	$551,295,513	$20,605,274	$611,331,483

There were no transfers into or out of Level 1 fair value measurement during the reporting period, as compared to their classification from the most recent annual report.

See below for transfers into or out of Level 2 and Level 3.

	Security	Market Value
Transfers into Level 2	Glencore International	$3,015,625
	Start VII CLO Ltd. CLN	3,636,570
Transfers out of Level 2	None	-
Net transfers into Level 2		$6,652,195

	Security	Market Value
Transfers into Level 3	None	$-
Transfers out of Level 3	Glencore International	(3,015,625)
	Start VII CLO Ltd. CLN	(3,636,570)
Net transfers out of Level 3		$(6,652,195)

Transfers were made out of Level 3 due to these securities being priced by outside brokers.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of December 31, 2011	$41,346,575
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(1,584,194)
Purchases	-
Sales	(12,504,912)
Transfers into Level 3 *	-
Transfers out of Level 3 *	(6,652,195)
Balance as of September 30, 2012	$20,605,274

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The below chart represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

	Fair Value at	Valuation	Unobservable
Security Description	September 30, 2012	Techniques	Inputs
A'ayan Leasing	$510,000	Market Quotations	Monthly Broker Quotes
BT SPE, LLC	20,095,274	Market Comparable	Cumulated Collections
			Cumulated Defaults
			Annualized Default Rate
			Cumulated Default Rate
			Pace of Collection
			Pace of Defaults
			Interest Rates

Rochdale Emerging Markets Portfolio
Schedule of Investments
September 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS: 90.5%
CHINA: 9.4%
115,243	Anhui Gujing Distillery Co., Ltd.	$339,009
3,800,000	Bank of China Ltd.	1,445,696
500,000	China Construction Bank Corp.	346,916
652,000	China Lilang Ltd.	343,067
130,000	China Shenhua Energy Co. Ltd.	504,640
700,000	Dongfang Electric Corp. Ltd.	953,308
1,950,000	Dongyue Group Ltd.	867,611
306,000	Harbin Electric Co. Ltd.	235,201
1,204,000	Minth Group Ltd.	1,270,139
1,856,000	Sunac China Holdings Ltd.	909,563
1,950,000	Zhejiang Expressway Co., Ltd.	1,358,000
1,395,400	ZTE Corp.	2,238,672
		10,811,822
HONG KONG: 30.5%
622,000	AAC Technologies Holdings Inc.	2,246,052
4,086,000	Bosideng International Holdings Ltd.	1,148,752
464,000	China Petroleum & Chemical Corp. (Sinopec)	433,239
884,000	China Unicom (Hong Kong) Ltd.	1,450,143
742,000	Chow Sang Sang Holdings International Ltd.	1,846,854
289,000	CNOOC Ltd.	592,607
200,000	Dah Chong Hong Holdings Ltd.	182,098
1,518,000	Galaxy Entertainment Group Ltd. (a)	5,089,985
2,044,500	Great Wall Motor Co. Ltd.	5,392,024
350,000	Huabao International Holdings Ltd.	199,057
3,221,000	Magic Holdings International Ltd.	1,134,031
5,572,000	NagaCorp Ltd.	3,125,876
579,500	Ping An Insurance (Group) Co. of China Ltd.	4,379,479
1,834,000	Skyworth Digital Holdings Ltd.	870,399
88,000	Tencent Holdings Ltd.	2,998,382
10,489,500	Xtep International Holdings Ltd.	3,774,248
		34,863,226
INDIA: 23.5%
55,568	Axis Bank Ltd.	1,196,800
113,410	Bharti Airtel Ltd.	570,759
279,819	CESC Ltd.	1,759,446
232,067	Cipla Ltd.	1,672,361
402,342	Coal India Ltd.	2,738,092
65,638	Crisil Ltd.	1,195,347
42,000	Dr. Reddy's Laboratories Ltd. - ADR	1,296,120
25,426	HDFC Bank Ltd. - ADR	955,509
63,703	ICICI Bank Ltd.	1,278,770
51,800	ICICI Bank Ltd. - ADR	2,079,252
22,150	Infosys Ltd.	1,064,540
6,437	Infosys Ltd. - ADR	312,452
323,481	ITC Ltd.	1,670,608
148,369	Petronet LNG Ltd.	444,305
88,000	Rural Electrification Corp. Ltd.	364,129
313,000	Sobha Developers Ltd.	2,176,372
350,000	Tata Global Beverages Ltd.	947,910
79,000	Tata Motors Ltd. - ADR	2,028,720
20,000	Tech Mahindra Ltd.	368,585
32,000	United Spirits Ltd.	737,799
536,291	Zee Entertainment Enterprises Ltd.	1,986,244
		26,844,120
INDONESIA: 7.9%
1,467,500	PT ACE Hardware Indonesia Tbk	943,064
2,117,500	PT Bank Mandiri Tbk	1,814,368
4,000,000	PT BW Plantation Tbk	626,959
26,166,000	PT Ciputra Development Tbk	1,941,260
10,805,500	PT Media Nusantara Citra Tbk	2,935,664
4,221,500	PT Ramayana Lestari Sentosa Tbk	463,174
267,000	PT Surya Citra Media Tbk	306,897
		9,031,386
MALAYSIA: 7.0%
1,673,000	Genting Malaysia Berhad	1,915,753
725,000	Malayan Banking Berhad	2,137,167
3,094,200	Multi-Purpose Holdings Berhad	3,543,170
666,800	YTL Power International Berhad	362,143
		7,958,233
PHILIPPINES: 5.5%
93,000	GT Capital Holdings Inc.	1,215,031
6,750,000	Megaworld Corp.	360,841
8,511,000	Metro Pacific Investments Corp.	854,875
400,000	Metropolitan Bank and Trust Co.	886,971
757,120	San Miguel Corp.	2,001,926
2,964,375	SM Prime Holdings Inc.	1,009,088
		6,328,732
THAILAND: 5.3%
1,875,000	Krung Thai Bank Public Co. Ltd.	1,114,766
2,200,000	L.P.N. Development Public Co. Ltd.	1,343,730
215,100	PTT Exploration & Production Public Co. Ltd.	1,135,599
192,000	Siam Cement Public Co. Ltd./The	2,482,651
		6,076,746
UNITED STATES: 1.4%
22,500	Cognizant Technology Solutions Corp. (a)	1,573,200

TOTAL COMMON STOCKS
	(Cost $92,208,337)	103,487,465

RIGHTS: 0.0%
THAILAND: 0.0%
468,750	Krung Thai Bank Public Co. Ltd. PCL(a)	–
TOTAL RIGHTS
	(Cost $54,220)	–

SHORT TERM INVESTMENT: 6.9%
MONEY MARKET INVESTMENT: 6.9%
7,816,338	First American Government Obligations Fund, 0.02% (b)	7,816,338
TOTAL SHORT TERM INVESTMENT
	(Cost $7,816,338)	7,816,338
TOTAL INVESTMENTS
	(Cost $100,078,895), 97.4%	111,303,803
OTHER ASSETS IN EXCESS OF LIABILITIES, 2.6%		3,006,700
TOTAL NET ASSETS, 100.0%		$114,310,503

(a) Non Income Producing.
(b) 7-Day Yield.
ADR American Depository Receipt.

Sector	% of Net Assets
Consumer Discretionary	32.4%
Consumer Staples	6.1%
Energy	5.1%
Financials	25.8%
Health Care	2.6%
Industrials	1.4%
Information Technology	7.7%
Materials	3.1%
Telecommunication Services	3.7%
Utilities	2.6%
Short Term Investment	6.9%
TOTAL INVESTMENTS	97.4%
Other Assets in Excess of Liabilities	2.6%
TOTAL NET ASSETS	100.0%

Rochdale Emerging Markets Portfolio
SCHEDULE OF INVESTMENTS at September 30, 2012 (Unaudited), Continued
Summary of Fair Value Exposure

In valuing the Portfolio's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange on such day, the security is valued at closing bid price. Securities listed on the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). Readily marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security’s fair value. All other assets of the Portfolio are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

When reliable market quotations are not readily available for any security, applicable law requires that the “fair value” of that security will be determined in good faith by the Board of Trustees. The Pricing Procedures include specific methodologies pursuant to which “fair value” is to be determined in such circumstances. Responsibility for implementing these board-approved methodologies on a day-to-day basis is vested in a committee

(“Pricing Committee”) which reports directly to the Board of Trustees. Members of the Pricing Committee are appointed by the Board of Trustees and include the Trust’s Chief Compliance Officer. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the

Portfolio’s NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of Portfolio securities may be less frequent and of greater magnitude than changes in the price of Portfolio securities valued based on market quotations. The fair valuation methodologies adopted by the Board are designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. The Board will regularly evaluate whether their pricing methodologies continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Pricing Committee.

The Portfolio has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Portfolio's investments.  These inputs are summarized in the three broad levels listed below:
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolio's investments as of September 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
China	$10,811,822	$-	$-	$13,057,874
Hong Kong	34,863,226	-	-	32,617,174
India	26,844,120	-	-	26,844,120
Indonesia	9,031,386	-	-	9,031,386
Malaysia	7,958,233	-	-	7,958,233
Philippines	6,328,732	-	-	6,328,732
Thailand	6,076,746	-	-	6,076,746
United States	1,573,200	-	-	1,573,200
Total Common Stocks	103,487,465	-	-	103,487,465

Short Term Investment	7,816,338	-	-	7,816,338

Total Investments	$111,303,803	$-	$-	$111,303,803

There were no transfers into or out of Level 1, Level 2 and Level 3 fair value measurements during the reporting period, as compared to their classification from the most recent annual report.

The cost basis of investments for federal income tax purposes as of September 30, 2012 was as follows*:

	Large Growth	Large Value	Dividend & Income
COST OF INVESTMENTS	$21,954,036	$22,027,981	$106,997,318

GROSS UNREALIZED APPRECIATION	3,046,920	2,307,046	29,673,901
GROSS UNREALIZED DEPRECIATION	(193,295)	(279,528)	(4,175,088)
NET UNREALIZED APPRECIATION/DEPRECIATION	$2,853,625	$2,027,518	$25,498,813

	Intermediate Fixed Income	Fixed Income Opportunities	Emerging Markets Portfolio
COST OF INVESTMENTS	$132,517,026	$602,368,401	$100,078,895

GROSS UNREALIZED APPRECIATION	5,693,163	20,244,926	13,410,975
GROSS UNREALIZED DEPRECIATION	(549,085)	(11,281,844)	(2,186,067)
NET UNREALIZED APPRECIATION/DEPRECIATION	$5,144,078	$8,963,082	$11,224,908

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Rochdale Investment Trust

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date       11-27-12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Garrett R. D’Alessandro
                                                   Garrett R. D’Alessandro, President

Date       11-27-12

By (Signature and Title)    /s/ William O’Donnell
                                                William O’Donnell, Treasurer

Date       11-27-12